[PBHG LOGO OMITTED]

PBHG FUNDS

ADVISOR CLASS SHARES
PROSPECTUS
JULY 16, 2001

PBHG GROWTH FUND
PBHG EMERGING GROWTH FUND
PBHG LARGE CAP GROWTH FUND
PBHG SELECT EQUITY FUND
PBHG CORE GROWTH FUND
PBHG LARGE CAP 20 FUND
PBHG LARGE CAP VALUE FUND
PBHG MID-CAP VALUE FUND
PBHG SMALL CAP VALUE FUND
PBHG FOCUSED VALUE FUND
PBHG CASH RESERVES FUND
PBHG TECHNOLOGY & COMMUNICATIONS FUND
PBHG STRATEGIC SMALL COMPANY FUND
PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND


The Securities and Exchange Commission has not approved or disapproved any Fund shares or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.


                                                     PBHG -ADVPROSPECTUS 7/16/01

AN INTRODUCTION TO THE PBHG FUNDS(R)
AND THIS PROSPECTUS

PBHG is a mutual fund that offers a convenient and economical means of investing in professionally managed portfolios of securities, called Funds. This prospectus offers Advisor Class Shares of each Fund listed on the cover.

Each Fund has its own investment goal and strategies for reaching that goal. Before investing, make sure the Fund's goal matches your own.

o PBHG Cash Reserves Fund is designed for conservative investors who want to receive current income from their investments. This Fund may be suitable for investors who require stability of principal or who are pursuing a short-term investment goal, such as investing emergency reserves.

o Other PBHG Funds are generally designed for long-term investors, such as those saving for retirement, or investors that want a fund that seeks to outperform the market in which it invests over the long-term. These other Funds may not be suitable for investors who require regular income or stability of principal, or who are pursuing a short-term investment goal, such as investing emergency reserves.

                               INVESTMENT ADVISER

Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter") is the investment adviser for each Fund. Pilgrim Baxter has retained certain sub-advisers to assist in managing the Funds. For information about the sub-advisers, see page 54 of the prospectus.

This Prospectus contains important information you should know before investing in any Fund and as a shareholder in a Fund. This information is arranged into different sections for easy reading and future reference. To obtain more information about the Funds, please refer to the back cover of this Prospectus.

                    [This page is intentionally left blank]

                                    CONTENTS

FUND SUMMARIES
--------------------------------------------------------------------------------

           PBHG Growth Fund                               4
           PBHG Emerging Growth Fund                      7
           PBHG Large Cap Growth Fund                    10
           PBHG Select Equity Fund                       13
           PBHG Core Growth Fund                         16
           PBHG Large Cap 20 Fund                        19
           PBHG Large Cap Value Fund                     22
           PBHG Mid-Cap Value Fund                       25
           PBHG Small Cap Value Fund                     28
           PBHG Focused Value Fund                       31
           PBHG Cash Reserves Fund                       34
           PBHG Technology & Communications Fund         37
           PBHG Strategic Small Company Fund             41
           PBHG Global Technology &
             Communications Fund                         44


MORE ABOUT THE FUNDS
--------------------------------------------------------------------------------

           Our Investment Strategies                     47
           Risks & Returns                               49


THE INVESTMENT ADVISER
& SUB-ADVISERS
--------------------------------------------------------------------------------

           The Investment Adviser                        54
           Pilgrim Baxter & Associates, Ltd.
           The Sub-Advisers                              54
           Pilgrim Baxter Value Investors, Inc.
           ("Value Investors")
           Wellington Management Company, Ltd.
           ("Wellington Management")
           Portfolio Managers                            56

YOUR INVESTMENT
--------------------------------------------------------------------------------

           Pricing Fund Shares                           58
           Buying Shares                                 59
           Selling Shares                                60
           General Policies                              61
           Distribution & Taxes                          64
           Distribution Arrangements                     65


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

           Financial Highlights                          66

PBHG GROWTH FUND

[GRAPHIC OMITTED] GOAL

The Fund seeks to provide investors with capital appreciation.

[GRAPHIC OMITTED] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 65% of its total assets in growth securities, such as common stocks, of small and medium sized companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 2000(R) Growth Index at the time of the Fund's investment. As of May 31, 2001, the companies in the Russell 2000 (R) Growth Index had market capitalizations between $146.8 million and $1.4 billion. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter expects to focus primarily on those growth securities whose market capitalizations or annual revenues are $2 billion or less at the time of purchase. The size of companies in the Russell 2000(R) Growth Index and those which Pilgrim Baxter intends to focus the Fund's investments will change with market conditions and the composition of that index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and sell for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

[GRAPHIC OMITTED] MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund emphasizes small and medium sized growth companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index. In addition, the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth potential and may go down in price.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED]

For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 47.

[ART OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Russell 2000(R) Growth Index, a widely recognized, unmanaged index that tracks the performance of those securities in the Russell 2000(R) Index with greater-than-average growth characteristics. The Russell 2000(R) Index is an unmanaged index that measures the performance of 2,000 small cap companies. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

----------------------------
CALENDAR YEAR TOTAL RETURNS

[BAR GRAPH OMITTED]

2000    -23.07%
1999    91.97%
1998    0.32%
1997    -3.62%
1996    9.78%
1995    50.35%
1994    4.75%
1993    46.71%
1992    28.39%
1991    51.63%

The Fund's year-to-date return as of 6/30/01 was  -17.66%

------------------------------------
 Best Quarter:    Q4 1999        64.44%
 Worst Quarter:   Q4 2000       -32.55%


--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/00

                                  Past 1 Year    Past 5 Years     Past 10 Years
--------------------------------------------------------------------------------
Growth Fund*                        -23.07%          9.41%            21.57%
Russell 2000(R)Growth Index         -22.43%          7.15%            12.80%

* The inception date of the PBHG Growth Fund - Advisor Class was August 16, 1996. The performance shown for the Advisor Class prior to its inception is based on the performance and expenses of the PBHG Class Shares. The average annual total return of the Advisor Class from its inception date to December 31, 2000 was 9.28%.

FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets.

--------------------------------------------------------------------------------
 Fees and Expenses Table

 Shareholder Fees                                None
--------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES
 Management Fees                                0.85%
 Distribution and/or Service (12b-1) Fees       0.25%
Other Expenses                                  0.40%
--------------------------------------------------------------------------------
 Total Annual Operating Expenses                1.50%
--------------------------------------------------------------------------------

[ART OMITTED] EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

---------------------------------------------------------------------------
YOUR COST OVER
---------------------------------------------------------------------------
                     1 Year     3 Years     5 Years     10 Years
---------------------------------------------------------------------------
                     $153       $474        $818        $1,791
---------------------------------------------------------------------------

PBHG EMERGING GROWTH FUND

[GRAPHIC OMITTED] GOAL

The Fund seeks to provide investors with long-term growth of capital.

[GRAPHIC OMITTED] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in growth securities, such as common stocks, of small sized companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 2000(R) Growth Index at the time of the Fund's investment. As of May 31, 2001, the Russell 2000(R) Growth Index had market capitalizations between $146.8 million and $1.4 billion. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong historical earnings growth and expected earnings higher than the U.S. market as a whole, as measured by the S&P 500 Index. Pilgrim Baxter expects to focus primarily on those growth securities whose market capitalizations or annual revenues are $500 million or less at the time of purchase. The size of the companies in the Russell 2000(R) Growth Index and those which Pilgrim Baxter intends to focus the Fund's investments will change with market conditions and the composition of the index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and sell for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

[GRAPHIC OMITTED] MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund emphasizes small sized growth companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index. In addition, the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth potential and may go down in price.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 47.

[ART OMITTED] PERFORMANCE INFORMATION

The Advisor Class shares of the Fund are currently not offered. Therefore, the performance information presented below is for the PBHG Class shares which are offered through a separate prospectus. The Fund's Advisor Class shares and PBHG Class shares would have substantially similar annual returns because both Classes are invested in the same portfolio of securities. The annual returns of the Advisor Class shares and the PBHG Class shares would differ only to the extent that they do not have the same expenses.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Russell 2000(R) Growth Index, a widely recognized, unmanaged index that tracks the performance of those securities in the Russell 2000(R) Index with greater-than-average growth characteristics. The Russell 2000(R) Index is an unmanaged index that measures the performance of 2,000 small cap companies. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

---------------------------------
CALENDAR YEAR TOTAL RETURNS

[BAR GRAPH OMITTED]
PLOT POINTS FOLLOWS:

2000      -25.22%
1999      48.34%
1998      3.00%
1997      -3.67%
1996      17.08%
1995      48.45%
1994      23.78%

The Fund's year-to-date return as of 6/30/01 was -19.88%.

--------------------------------------------
BEST QUARTER:     Q4 1999        45.85%
WORST QUARTER:    Q4 2000       -34.04%

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/00
                                                            Since Inception
                             Past 1 Year    Past 5 Years       (6/14/93)
--------------------------------------------------------------------------------
Emerging Growth Fund           -25.22%          5.20%           16.35%
Russell 2000(R)Growth Index*   -22.43%          7.15%            9.79%

* The since inception return for the Russell 2000(R) Growth Index was calculated from May 31, 1993.

[ART OMITTED] FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets.

--------------------------------------------------------------------------------
 FEES AND EXPENSES TABLE

 SHAREHOLDER FEES                                None
--------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES
 Management Fees                                0.85%
 Distribution and/or Service (12b-1) Fees       0.25%
 Other Expenses                                 0.41%
--------------------------------------------------------------------------------
 Total Annual Operating Expenses                1.51%
--------------------------------------------------------------------------------

Since the Fund does not currently offer Advisor Class shares, "Other Expenses" are based on those of the PBHG Class shares for the Fund's last fiscal year ended March 31, 2001.

[ART OMITTED] EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

-----------------------------------------------------------------------
YOUR COST OVER
-----------------------------------------------------------------------
                     1 Year     3 Years     5 Years      10 Years
-----------------------------------------------------------------------
                     $154       $477        $824         $1,802
-----------------------------------------------------------------------

PBHG LARGE CAP GROWTH FUND

[GRAPHIC OMITTED] GOAL

The Fund seeks to provide investors with long-term growth of capital.

[GRAPHIC OMITTED] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in growth securities, such as common stocks, of large capitalization companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 1000(R) Growth Index at the time of the Fund's investment. As of May 31, 2001, the Russell 1000(R) Growth Index had market capitalizations between $1.4 billion and $486.7 billion. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter expects to focus on those growth securities whose market capitalizations are over $10 billion at the time of purchase. The size of the companies in the Russell 1000(R) Growth Index and those which Pilgrim Baxter intends to focus the Fund's investments will change with market conditions and the composition of the index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and sell for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

[GRAPHIC OMITTED] MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in financial markets, the company's individual situation or industry changes.

While the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may go down in price, the Fund's emphasis on large company securities may limit some of the risk associated with growth investing because large company securities tend to be less volatile than smaller company securities.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED]

For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 47.

[ART OMITTED] PERFORMANCE INFORMATION

The Advisor Class shares of the Fund were not offered prior to December 29, 2000. Therefore, the performance information presented below is for the PBHG Class shares which are offered through a separate prospectus. The Fund's Advisor Class shares and PBHG Class shares would have substantially similar annual returns because both Classes are invested in the same portfolio of securities. The annual returns of the Advisor Class shares and the PBHG Class shares would differ only to the extent that they do not have the same expenses.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of its benchmarks, the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries, and the Russell 1000(R) Growth Index, a widely recognized, unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

------------------------------
CALENDAR YEAR TOTAL RETURNS

[BAR CHART OMITTED]
PLOT POINTS FOLLOWS:

2000   -0.18%
1999   67.06%
1998   30.42%
1997   22.36%
1996   23.40%

The Fund's year-to-date return as of 6/30/01 was -16.70%.

---------------------------------------------
 BEST QUARTER:       Q4 1999        59.55%
 WORST QUARTER:      Q4 2000       -22.74%

--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/00
                                                              Since Inception
                                Past 1 Year    Past 5 Years       (4/5/95)
--------------------------------------------------------------------------------
 Large Cap Growth Fund             -0.18%         26.85%           29.48%
 S&P 500 Index *                   -9.11%         18.33%           20.40%
 Russell 1000(R)Growth Index*     -22.42%         18.15%           20.22%

* The since inception returns for the S&P 500 Index and the Russell 1000(R) Growth Index were calculated from March 31, 1995.

[ART OMITTED] FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets.

--------------------------------------------------------------------------------
 FEES AND EXPENSES TABLE

 SHAREHOLDER FEES                              None
--------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES
 Management Fees                              0.75%
 Distribution and/or Service (12b-1) Fees     0.25%
 Other Expenses                               0.43%
--------------------------------------------------------------------------------
 Total Annual Operating Expenses              1.43%
--------------------------------------------------------------------------------

Since the Fund did not offer Advisor Class shares prior to December 29, 2000, "Other Expenses" are based on those of the PBHG Class shares for the Fund's last fiscal year ended March 31, 2001.

[ART OMITTED] EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

----------------------------------------------------------------------
YOUR COST OVER
----------------------------------------------------------------------
                     1 Year     3 Years     5 Years      10 Years
----------------------------------------------------------------------
                     $146       $452        $782         $1,713
----------------------------------------------------------------------

PBHG SELECT EQUITY FUND

[GRAPHIC OMITTED] GOAL

The Fund seeks to provide investors with long-term growth of capital.

[GRAPHIC OMITTED] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 65% of its total assets in growth securities, such as common stocks, of no more than 30 small, medium or large capitalization companies. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and sell for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

[GRAPHIC OMITTED] MAIN INVESTMENT RISKS

The Fund invests in a limited number of stocks. As a result, the price change of a single security has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a fund that does not invest in a limited number of stocks. The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may go down in price. In addition, the Fund may emphasize small, medium or large sized growth companies. An investment in small or medium sized growth companies is likely to make the Fund more volatile than the stock market in general, as measured by the S&P 500 Index. However, the Fund may also emphasize large company securities which may limit some of the risks associated with growth investing because large company securities tend to be less volatile than smaller company securities.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED]

For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 47.

[ART OMITTED] PERFORMANCE INFORMATION

The Advisor Class shares of the Fund are currently not offered. Therefore, the performance information presented below is for the PBHG Class shares which are offered through a separate prospectus. The Fund's Advisor Class shares and PBHG Class shares would have substantially similar annual returns because both Classes are invested in the same portfolio of securities. The annual returns of the Advisor Class shares and the PBHG Class shares would differ only to the extent that they do not have the same expenses.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

-------------------------------
CALENDAR YEAR TOTAL RETURNS

[BAR CHART OMITTED]
PLOT POINTS FOLLOWS

2000    -24.55%
1999    160.89%
1998    19.02%
1997    6.84%
1996    27.99%

The Fund's year-to-date return as of 6/30/01 was -26.58%.

---------------------------------------------
BEST QUARTER:       Q4 1999         130.62%
WORST QUARTER:      Q4 2000         -43.15%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/00
                                                           Since Inception
                          Past 1 Year     Past 5 Years         (4/5/95)
--------------------------------------------------------------------------------
Select Equity Fund         -24.55%            26.22%            32.77%
S&P 500 Index *             -9.11%            18.33%            20.40%

* The since inception return for the S&P 500 Index was calculated from March 31, 1995.

[ART OMITTED] FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets.

--------------------------------------------------------------------------------
 FEES AND EXPENSES TABLE

 SHAREHOLDER FEES                             None
--------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES
 Management Fees                              0.85%
 Distribution and/or Service (12b-1) Fees     0.25%
 Other Expenses                               0.41%
--------------------------------------------------------------------------------
 Total Annual Operating Expenses              1.51%
--------------------------------------------------------------------------------

Since the Fund does not currently offer Advisor Class shares, "Other Expenses" are based on those of the PBHG Class shares for the Fund's last fiscal year ended March 31, 2001.

[ART OMITTED] EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

------------------------------------------------------------------
YOUR COST OVER
------------------------------------------------------------------
                     1 Year    3 Years    5 Years    10 Years
------------------------------------------------------------------
                     $154      $477       $824       $1,802
------------------------------------------------------------------

PBHG CORE GROWTH FUND

[GRAPHIC OMITTED] GOAL

The Fund seeks to provide investors with capital appreciation.

[GRAPHIC OMITTED] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 65% of its total assets in growth securities, such as common stocks, of small, medium or large capitalization companies. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and sell for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

[GRAPHIC OMITTED] MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in financial markets, the company's individual situation or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may go down in price. In addition, the Fund may emphasize small, medium or large sized companies. An investment in small and medium sized companies is likely to make the Fund more volatile than the stock market in general, as measured by the S&P 500 Index. However, the Fund may also emphasize large company securities which may limit some of the risk associated with growth investing because large company securities tend to be less volatile than smaller company securities.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED]

For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 47.

[ART OMITTED] PERFORMANCE INFORMATION

The Advisor Class shares of the Fund are not currently offered. Therefore, the performance information presented below is for the PBHG Class shares which are offered through a separate prospectus. The Fund's Advisor Class shares and PBHG Class shares would have substantially similar annual returns because both Classes are invested in the same portfolio of securities. The annual returns of the Advisor Class shares and the PBHG Class shares would differ only to the extent that they do not have the same expenses.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Russell Midcap Growth Index. The Russell Midcap Growth Index is a widely recognized, unmanaged index that measures the performance of the smaller issuers in the Russell 1000 Index with greater-than-average growth characteristics. The Russell 1000 Index is an unmanaged index that measures the performance of 1,000 large cap companies. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

-------------------------------
CALENDAR YEAR TOTAL RETURNS

[BAR CHART OMITTED]
PLOT POINTS FOLLOWS:

2000   -21.07%
1999   97.59%
1998   7.42%
1997   -9.71%
1996   32.80%

The Fund's year-to-date return as of 6/30/01 was -27.40%.

----------------------------------------
BEST QUARTER:     [Q4 1999   54.71%]
WORST QUARTER:    [Q4 2000  -36.65%]

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/00
                                                                Since Inception
                                  Past 1 Year    Past 5 Years      (12/29/95)
--------------------------------------------------------------------------------
 Core Growth Fund                   -21.07%         14.97%           14.98%
 Russell Midcap Growth Index        -11.75%         17.77%           17.77%

[ART OMITTED] FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets.

--------------------------------------------------------------------------------
 FEES AND EXPENSES TABLE

 SHAREHOLDER FEES                             None
--------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES
 Management Fees                              0.85%
 Distribution and/or Service (12b-1) Fees     0.25%
 Other Expenses                               0.46%
--------------------------------------------------------------------------------
 Total Annual Operating Expenses              1.56%*
--------------------------------------------------------------------------------

Since the Fund does not currently offer Advisor Class shares, "Other Expenses" are based on those of the PBHG Class shares for the Fund's last fiscal year ended March 31, 2001.

* These are the expenses you should expect to pay as an investor in this Fund for the fiscal year ending March 31, 2002. However, you should know that for the fiscal year ending March 31, 2002, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual fund operating expenses (exclusive of 12b-1 fees and certain other expenses such as brokerage commissions and extraordinary expenses) do not exceed 1.50%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, Old Mutual plc and Pilgrim Baxter have agreed to maintain this expense limitation agreement until September 25, 2002. You should also know that in any fiscal year in which the Fund's assets are greater than $75 million and its total annual fund operating expenses (excluding 12b-1 fees and certain other expenses such as brokerage commissions and extraordinary expenses) are less than 1.50%, the Fund's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Fund's behalf during the previous two fiscal years. The Board made no reimbursement election during the fiscal year ended March 31, 2001.

[ART OMITTED] EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

----------------------------------------------------------------------
YOUR COST OVER
----------------------------------------------------------------------
                      1 Year     3 Years     5 Years     10 Years
----------------------------------------------------------------------
                      $159       $493        $850        $1,856
----------------------------------------------------------------------

PBHG LARGE CAP 20 FUND

[GRAPHIC OMITTED] GOAL

The Fund seeks to provide investors with long-term growth of capital.

[GRAPHIC OMITTED] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund, a non-diversified fund, will invest at least 80% of its assets in growth securities, such as common stocks, of no more than 20 large capitalization companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 1000(R) Growth Index at the time of the Fund's investment. As of May 31, 2001, the Russell 1000(R) Growth Index had market capitalizations between $1.4 billion and $486.7 billion. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter expects to focus on those growth securities whose market capitalizations are over $10 billion at the time of purchase. The size of the companies in the Russell 1000(R) Growth Index and those which Pilgrim Baxter intends to focus the Fund's investments will change with market conditions and the composition of the index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and sell for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

[GRAPHIC OMITTED] MAIN INVESTMENT RISKS

The Fund is non-diversified, which means it invests a higher percentage of its assets in a limited number of stocks than a diversified fund. As a result, the price change of a single security has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes.

While the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may go down in price, the Fund's emphasis on large company securities may limit some of the risks associated with growth investing because large company securities tend to be less volatile than smaller company securities.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED]

For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 47.

[ART OMITTED] PERFORMANCE INFORMATION

The Advisor Class shares of the Fund were not offered prior to December 29, 2000. Therefore, the performance information presented below is for the PBHG Class shares which are offered through a separate prospectus. The Fund's Advisor Class shares and PBHG Class shares would have substantially similar annual returns because both Classes are invested in the same portfolio of securities. The annual returns of the Advisor Class shares and the PBHG Class shares would differ only to the extent that they do not have the same expenses.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of its benchmarks, the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries, and the Russell 1000(R) Growth Index, a widely recognized, unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

------------------------------
CALENDAR YEAR TOTAL RETURNS

[BAR CHART OMITTED]
PLOT POINTS FOLLOWS:

2000   -22.08%
1999   102.94%
1998   67.83%
1997   32.96%

The Fund's year-to-date return as of 6/30/01 was -25.95%.

--------------------------------------------
 BEST QUARTER:     Q4 1999        75.65%
 WORST QUARTER:    Q4 2000       -33.11%

--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/00

                                                        Since Inception
                                  Past 1 Year              (11/29/96)
--------------------------------------------------------------------------------
 Large Cap 20 Fund                  -22.08%                  35.57%
 S&P 500 Index*                      -9.11%                  16.25%
 Russell 1000(R)Growth Index*       -22.42%                  16.00%

* The since inception returns for the S&P 500 Index and Russell 1000(R) Growth Index were calculated as of November 30, 1996.

[ART OMITTED] FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets.

--------------------------------------------------------------------------------
 FEES AND EXPENSES TABLE

 SHAREHOLDER FEES                               None
--------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES
 Management Fees                               0.85%
 Distribution and/or Service (12b-1) Fees      0.25%
 Other Expenses                                0.38%
--------------------------------------------------------------------------------
 Total Annual Operating Expenses               1.48%*
--------------------------------------------------------------------------------

Since the Fund did not offer Advisor Class shares prior to December 29, 2000, "Other Expenses" are based on those of the PBHG Class shares for the Fund's last fiscal year ended March 31, 2001.

* These are the expenses you should expect to pay as an investor in this Fund for the fiscal year ending March 31, 2002. However, you should know that for the fiscal year ending March 31, 2002, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (exclusive of 12b-1 fees and certain other expenses such as brokerage commissions and extraordinary expenses) do not exceed 1.50%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, Old Mutual plc and Pilgrim Baxter have agreed to maintain this expense limitation agreement until September 25, 2002. You should also know that in any fiscal year in which the Fund's assets are greater than $75 million and its total annual fund operating expenses (excluding 12b-1 fees and certain other expenses such as brokerage commissions and extraordinary expenses) are lower than 1.50%, the Fund's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Fund's behalf during the previous two fiscal years. The Board made no reimbursement election during the fiscal year ended March 31, 2001.

[ART OMITTED] EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

------------------------------------------------------------------------
YOUR COST OVER
------------------------------------------------------------------------
                      1 Year     3 Years     5 Years     10 Years
------------------------------------------------------------------------
                       $151       $468         $808       $1,768
------------------------------------------------------------------------

PBHG LARGE CAP VALUE FUND

[GRAPHIC OMITTED] GOAL

The Fund seeks to provide investors with long-term growth of capital and income. Current income is a secondary objective.

[GRAPHIC OMITTED] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in value securities, such as common stocks, issued by companies with large market capitalizations. These companies generally have market capitalizations similar to the market capitalizations of the companies in the S&P 500 Index at the time of the Fund's investment. As of June 29, 2001, the S&P 500 Index had market capitalizations between $698 million and $484 billion. The value securities in the Fund are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter and Value Investors expect to focus primarily on those value securities whose market capitalizations are over $10 billion at the time of purchase. The size of the companies in the S&P 500 Index and those which Pilgrim Baxter and Value Investors intend to focus the Fund's investments will change with market conditions and the composition of the index. Pilgrim Baxter and Value Investors use their own fundamental research, computer models and proprietary measures of value in managing this Fund. The Fund may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals.

[GRAPHIC OMITTED] MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes.

While the value securities in the Fund may never reach what Pilgrim Baxter and Value Investors believe are their full worth and may go down in price, the Fund's emphasis on large company securities may limit some of the risk associated with value investing because large company securities tend to be less volatile than smaller company securities.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 47.

[ART OMITTED] PERFORMANCE INFORMATION

The Advisor Class shares of the Fund were not offered prior to December 29, 2000. Therefore, the performance information presented below is for the PBHG Class shares which are offered through a separate prospectus. The Fund's Advisor Class shares and PBHG Class shares would have substantially similar annual returns because both Classes are invested in the same portfolio of securities. The annual returns of the Advisor Class shares and the PBHG Class shares would differ only to the extent that they do not have the same expenses.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

------------------------------
CALENDAR YEAR TOTAL RETURNS

[BAR CHART OMITTED]
PLOT POINTS FOLLOWS:

2000   23.97%
1999   11.06%
1998   34.74%
1997   25.62%

The Fund's year-to-date return as of 6/30/01 was 4.11%.

--------------------------------------------
 BEST QUARTER:         Q4 1998      28.21%
 WORST QUARTER:        Q3 1998      -7.94%

--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/00

                                                       Since Inception
                                   Past 1 Year           (12/31/96)
--------------------------------------------------------------------------------
 Large Cap Value Fund                 23.97%               23.53%
 S&P 500 Index                        -9.11%               17.20%

[ART OMITTED] FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets.

--------------------------------------------------------------------------------
 FEES AND EXPENSES TABLE

 SHAREHOLDER FEES                              None
--------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES
 Management Fees                              0.65%
 Distribution and/or Service (12b-1) Fees     0.25%
 Other Expenses                               0.51%
--------------------------------------------------------------------------------
 Total Annual Operating Expenses              1.41%*
--------------------------------------------------------------------------------

Since the Fund did not offer Advisor Class shares prior to December 29, 2000, "Other Expenses" are based on those of the PBHG Class shares for the Fund's last fiscal year ended March 31, 2001.

* These are the expenses you should expect to pay as an investor in this Fund for the fiscal year ending March 31, 2002. However, you should know that for the fiscal year ending March 31, 2002, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (exclusive of 12b-1 fees and certain other expenses such as brokerage commissions and extraordinary expenses) do not exceed 1.50%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, Old Mutual plc and Pilgrim Baxter have agreed to maintain this expense limitation agreement until September 25, 2002. You should also know that in any fiscal year in which the Fund's assets are greater than $75 million and its total annual fund operating expenses (excluding 12b-1 fees and certain other expenses such as brokerage commissions and extraordinary expenses) are lower than 1.50%, the Fund's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Fund's behalf during the previous two fiscal years. The Board made no reimbursement election during the fiscal year ended March 31, 2001.

[ART OMITTED] EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

------------------------------------------------------------------------
YOUR COST OVER
------------------------------------------------------------------------
                      1 Year     3 Years     5 Years     10 Years
------------------------------------------------------------------------
                       $144       $446         $771       $1,691
------------------------------------------------------------------------

PBHG MID-CAP VALUE FUND

[GRAPHIC OMITTED] GOAL

The Fund seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk.

[GRAPHIC OMITTED] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in value securities, such as common stocks, issued by companies with market capitalizations similar to the market capitalizations of companies in the S&P MidCap 400 Index at the time of the Fund's investment. As of June 29, 2001, the S&P MidCap 400 Index had market capitalizations between $208 million and $11.8 billion. The size of the companies in the S&P MidCap 400 Index will change with market conditions and the composition of the index. The value securities in the Fund are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter and Value Investors use their own fundamental research, computer models and proprietary measures of value in managing this Fund. The Fund may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals. The Fund's sector weightings are generally within 10% of the S&P MidCap 400's sector weightings. In addition, the Fund generally has a lower price-to-earnings ratio than the S&P MidCap 400 Index.

[GRAPHIC OMITTED] MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund emphasizes value securities of medium sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index. In addition, the value securities in the Fund may never reach what Pilgrim Baxter and Value Investors believe are their full worth and may go down in price.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED]

For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 47.

[ART OMITTED] PERFORMANCE INFORMATION

The Advisor Class shares of the Fund are not currently offered. Therefore, the performance information presented below is for the PBHG Class shares which are offered through a separate prospectus. The Fund's Advisor Class shares and PBHG Class shares would have substantially similar annual returns because both Classes are invested in the same portfolio of securities. The annual returns of the Advisor Class shares and the PBHG Class shares would differ only to the extent that they do not have the same expenses.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The performance table compares the Fund's performance over time to that of its benchmarks, the S&P Midcap 400 Index, a widely recognized, unmanaged index that tracks the performance of 400 mid-cap stocks, and the S&P BARRA MidCap Value Index, a widely recognized, unmanaged index that tracks the performance of those S&P MidCap 400 companies with lower price-to-book ratios and forecasted growth rates. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

-------------------------------
CALENDAR YEAR TOTAL RETURNS

[BAR CHART OMITTED]
PLOT POINTS FOLLOWS:

2000   26.17%
1999   21.72%
1998   27.84%

The Fund's year-to-date return as of 6/30/01 was 10.36%.

-----------------------------------------------
 BEST QUARTER:      Q4 1998         30.07%
 WORST QUARTER:     Q3 1998        -12.52%

--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/00

                                                          Since Inception
                                        Past 1 Year          (4/30/97)
--------------------------------------------------------------------------------
 Mid-Cap Value Fund                        26.17%             32.06%
 S&P MidCap 400 Index                      17.50%             22.44%
 S&P BARRA MidCap Value Index              27.84%             17.39%

[ART OMITTED] FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets.

--------------------------------------------------------------------------------
 FEES AND EXPENSES TABLE

 SHAREHOLDER FEES                             None
--------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES
 Management Fees                             0.85%
 Distribution and/or Service (12b-1) Fees    0.25%
 Other Expenses                              0.50%
--------------------------------------------------------------------------------
 Total Annual Operating Expenses             1.60%*
--------------------------------------------------------------------------------

Since the Fund does not currently offer Advisor Class shares, "Other Expenses" are based on those of the PBHG Class shares for the Fund's last fiscal year ended March 31, 2001.

* These are the expenses you should expect to pay as an investor in this Fund for the fiscal year ending March 31, 2002. However, you should know that for the fiscal year ending March 31, 2002, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (exclusive of 12b-1 fees and certain other expenses such as brokerage commissions and extraordinary expenses) do not exceed 1.50%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, Old Mutual plc and Pilgrim Baxter have agreed to maintain this expense limitation agreement until September 25, 2002. You should also know that in any fiscal year in which the Fund's assets are greater than $75 million and its total annual fund operating expenses (excluding 12b-1 fees and certain other expenses such as brokerage commissions and extraordinary expenses) are lower than 1.50%, the Fund's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Fund's behalf during the previous two fiscal years. The Board made no reimbursement election during the fiscal year ended March 31, 2001.

[ART OMITTED] EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

------------------------------------------------------------------------
YOUR COST OVER
------------------------------------------------------------------------
                      1 Year     3 Years     5 Years     10 Years
------------------------------------------------------------------------
                      $163       $505        $871        $1,900
------------------------------------------------------------------------

PBHG SMALL CAP VALUE FUND

[GRAPHIC OMITTED] GOAL

The Fund seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk.

[GRAPHIC OMITTED] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in value securities, such as common stocks, issued by companies with market capitalizations similar to the market capitalizations of companies in the Russell 2000(R) Index at the time of the Fund's investment. As of May 31, 2001, the Russell 2000(R) Index had market capitalizations between $146.8 million and $1.4 billion. The size of the companies in the Russell 2000(R) Index will change with market capitalizations and the composition of the index. The value securities in the Fund are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter and Value Investors use their own fundamental research, computer models and proprietary measures of value in managing this Fund. The Fund may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals. The Fund's sector weightings are generally within 10% of the Russell 2000's sector weightings. In addition, the Fund generally has lower price-to-earnings and price-to-book value ratios than the Russell 2000(R) Index.

[GRAPHIC OMITTED] MAIN INVESTMENT RISKS

The value of your investment in the Fund may go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, a company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund emphasizes value securities of smaller sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index. In addition, the value securities in the Fund may never reach what Pilgrim Baxter and Value Investors believe are their full worth and may go down in price.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 47.

[ART OMITTED] PERFORMANCE INFORMATION

The Advisor Class shares of the Fund were not offered prior to December 29, 2000. Therefore, the performance information presented below is for the PBHG Class shares which are offered through a separate prospectus. The Fund's Advisor Class shares and PBHG Class shares would have substantially similar annual returns because both Classes are invested in the same portfolio of securities. The annual returns of the Advisor Class shares and the PBHG Class shares would differ only to the extent that they do not have the same expenses.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The performance table compares the Fund's performance over time to that of its benchmarks, the Russell 2000(R) Index, a widely recognized, unmanaged index that tracks the performance of 2,000 small cap stocks, and the Russell 2000(R) Value Index, a widely-recognized, unmanaged index that tracks the performance of those Russell 2000 companies with lower price-to-book ratios and forecasted growth rates. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

--------------------------------
CALENDAR YEAR TOTAL RETURNS

[BAR CHART OMITTED]
PLOT POINTS FOLLOWS:

2000   32.87%
1999   18.63%
1998   1.13%

The Fund's year-to-date return as of 6/30/01 was 3.71%.

-----------------------------------------------
 BEST QUARTER:        Q4 1998           24.20%
 WORST QUARTER:       Q3 1998          -21.59%

--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/00

                                                          Since Inception
                                         Past 1 Year         (4/30/97)
--------------------------------------------------------------------------------
 Small Cap Value Fund                       32.87%             25.71%
 Russell 2000(R)Index                       -3.02%             11.17%
 Russell 2000(R)Value Index                 22.83%             11.16%

[ART OMITTED] FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets.

--------------------------------------------------------------------------------
 FEES AND EXPENSES TABLE

 SHAREHOLDER FEES                             None
--------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES
 Management Fees                             1.00%
 Distribution and/or Service (12b-1) Fees    0.25%
 Other Expenses                              0.49%
--------------------------------------------------------------------------------
 Total Annual Operating Expenses           1.74%*
--------------------------------------------------------------------------------

Since the Fund did not offer Advisor Class shares prior to December 29, 2000, "Other Expenses" are based on those of the PBHG Class shares for the Fund's last fiscal year ended March 31, 2001.

*This is the actual total fund operating expense you should expect to pay as an investor in this Fund for the fiscal year ending March 31, 2002. That's because for the fiscal year ending March 1, 2002, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual fund operating expenses (exclusive of 12b-1 fees and certain other expenses such as brokerage commissions and extraordinary expenses) do not exceed 1.50%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, Old Mutual plc and Pilgrim Baxter have agreed to maintain this expense limitation agreement until September 25, 2002. You should know that in any fiscal year in which the Fund's assets are greater than $75 million and its total annual fund operating expenses (excluding 12b-1 fees and certain other expenses such as brokerage commissions and extraordinary expenses) are less than 1.50%, the Fund's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Fund's behalf during the previous two fiscal years. In the fiscal year ended March 31,2001, the Board elected to reimburse $57,833 in waived fees, which are included in the calculation of "Other Expenses" above. At the time of the election, the Portfolio had total assets in excess of $128 million.

[ART OMITTED] EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

------------------------------------------------------------------------
YOUR COST OVER
------------------------------------------------------------------------
                     1 Year     3 Years    5 Years      10 Years
------------------------------------------------------------------------
                       $177       $548       $944        $2,052
------------------------------------------------------------------------

PBHG FOCUSED VALUE FUND

[GRAPHIC OMITTED] GOAL

The Fund seeks to provide investors with above-average total returns over a 3 to 5 year market cycle.

[GRAPHIC OMITTED] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund, a non-diversified fund, invests at least 65% of its total assets in value securities, such as common stocks of small, medium or large capitalization companies. The value securities in the Fund are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter and Value Investors use their own fundamental research, computer models and proprietary measures of value in managing this Fund. The Fund may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals.

[GRAPHIC OMITTED] MAIN INVESTMENT RISKS

The Fund is non-diversified, which means it invests a higher percentage of its assets in a limited number of stocks than a diversified fund. As a result, the price change of a single security has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, a company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies. The value securities in the Fund may never reach what Pilgrim Baxter and Value Investors believe are their full worth and may go down in price.

In addition, the Fund may emphasize small, medium or large sized value companies. An investment in smaller and medium sized companies is likely to make the Fund more volatile than the stock market in general, as measured by the S&P 500 Index. However, the Fund may also emphasize large company securities which may limit some of the risks associated with value investing because large company securities tend to be less volatile than smaller company securities.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED]

For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 47.

[GRAPHIC OMITTED] PERFORMANCE INFORMATION

The Advisor Class shares of the Fund are not currently offered. Therefore, the performance information presented below is for the PBHG Class shares which are offered through a separate prospectus. The Fund's Advisor Class shares and PBHG Class shares would have substantially similar annual returns because both Classes are invested in the same portfolio of securities. The annual returns of the Advisor Class shares and the PBHG Class shares would differ only to the extent that they do not have the same expenses.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you the Fund's performance for the last calendar year. The performance table compares the Fund's performance over time to that of the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

CALENDAR YEAR TOTAL RETURNS

[BAR CHART OMITTED]

2000   24.81%

The Fund's year-to-date return as of 6/30/01 was 7.87%.

BEST QUARTER:   Q1  2000    29.53%
WORST QUARTER:  Q2  2000    -7.02%

--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/00
                                                       Since Inception
                                      Past 1 Year         (2/12/99)
--------------------------------------------------------------------------------
 Focused Value Fund                      24.81%             38.49%
 S&P 500 Index*                          -9.11%              2.89%

* The since inception return for the S&P 500 Index was calculated as of January 31, 1999.

[ART OMITTED] FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets.

--------------------------------------------------------------------------------
 FEES AND EXPENSES TABLE
 SHAREHOLDER FEES                                 None
--------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES
 Management Fees                                 0.85%
 Distribution and/or Service (12b-1) Fees        0.25%
 Other Expenses                                  0.49%
--------------------------------------------------------------------------------
 Total Annual Operating Expenses                 1.59%*
--------------------------------------------------------------------------------

Since the Fund does not currently offer Advisor Class shares, "Other Expenses" are based on those of the PBHG Class shares for the Fund's last fiscal year ended March 31, 2001.

* This is the actual total fund operating expense you should expect to pay as an investor in this Fund for the fiscal year ending March 31, 2002. That's because for the fiscal year ending March 31, 2002, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual fund operating expenses (exclusive of 12b-1 fees and certain other expenses such as brokerage commissions and extraordinary expenses) do not exceed 1.50%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, Old Mutual plc and Pilgrim Baxter have agreed to maintain this expense limitation agreement until September 25, 2002. You should know that in any fiscal year in which the Fund's assets are greater than $75 million and its total annual fund operating expenses (excluding 12b-1 fees and certain other expenses such as brokerage commissions and extraordinary expenses) are less than 1.50%, the Fund's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Fund's behalf during the previous two fiscal years. The Board made no reimbursement election during fiscal year March 31, 2001.

[ART OMITTED] EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

---------------------------------------------------------------------
YOUR COST OVER
---------------------------------------------------------------------
                      1 Year     3 Years    5 Years     10 Years
---------------------------------------------------------------------
                      $162       $502       $866        $1,889
---------------------------------------------------------------------

PBHG CASH RESERVES FUND

[GRAPHIC OMITTED] GOAL

The Fund seeks to provide investors with current income while preserving principal and maintaining liquidity.

[GRAPHIC OMITTED] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests exclusively in short-term U.S. dollar-denominated debt obligations of U.S. or foreign issuers. These obligations must be rated in one of the two highest rating categories by any two nationally recognized rating organizations or unrated securities that Pilgrim Baxter or Wellington Management determines are of comparable quality. The Fund's holdings are primarily U.S. money market instruments, such as CDs, commercial paper and corporate obligations, that Pilgrim Baxter and Wellington Management believe offer the most attractive income potential without undue risk. The Fund may sell a security for a variety of reasons, such as to respond to a change in an issuer's financial condition.

[GRAPHIC OMITTED] MAIN INVESTMENT RISKS

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

The price of the money market instruments in the Fund will fluctuate. These price movements may occur because of, among other things, changes in the financial markets or the issuer's individual financial situation. These risks are greater for foreign money market instruments. Investments in foreign money market instruments involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

Although the Fund strives to maintain a consistent share price and to achieve its goal, it cannot guarantee that the constant share price or goal will be achieved.

[GRAPHIC OMITTED] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 47.

[ART OMITTED] PERFORMANCE INFORMATION

The Advisor Class shares of the Fund are not currently offered. Therefore, the performance information presented below is for the PBHG Class shares which are offered through a separate prospectus. The Fund's Advisor Class shares and PBHG Class shares would have substantially similar annual returns because both Classes are invested in the same portfolio of securities. The annual returns of the Advisor Class shares and the PBHG Class shares would differ only to the extent that they do not have the same expenses.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Lipper Money Market Funds Average, a widely recognized composite of money market funds that invest in the highest credit quality short-term money market instruments. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

------------------------------
CALENDAR YEAR TOTAL RETURNS

[BAR CHART OMITTED]
PLOT POINTS FOLLOWS:

2000   5.96%
1999   4.60%
1998   5.00%
1997   5.08%
1996   4.91%

The Fund's year-to-date return as of 6/30/01 was 2.34%.

---------------------------------------------
 BEST QUARTER:         Q3 2000         1.55%
 WORST QUARTER:        Q2 1999         1.06%

--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/00

                                                                 Since Inception
                                   Past 1 Year    Past 5 Years       (4/4/95)
--------------------------------------------------------------------------------
 Cash Reserves Fund                    5.96%          5.11%            5.15%
 Lipper Money Market Funds Average*    5.70%          5.00%            4.99%

* The since inception return for the Lipper Money Market Funds Average was calculated from March 31, 1995.

TO OBTAIN INFORMATION ABOUT THE FUND'S CURRENT YIELD, CALL 1-800-433-0051.

[ART OMITTED] FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets.

--------------------------------------------------------------------------------
 FEES AND EXPENSES TABLE

 SHAREHOLDER FEES                                None
--------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES
 Management Fees                                0.30%
 Distribution and/or Service (12b-1) Fees       0.25%
 Other Expenses                                 0.22%
--------------------------------------------------------------------------------
 Total Annual Operating Expenses                0.77%
--------------------------------------------------------------------------------

Since the Fund does not currently offer Advisor Class shares, "Other Expenses" are based on those of the PBHG Class shares for the Fund's last fiscal year ended March 31, 2001.

[ART OMITTED] EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

-------------------------------------------------------------------------
YOUR COST OVER
-------------------------------------------------------------------------
                      1 Year     3 Years     5 Years      10 Years
-------------------------------------------------------------------------
                      $79        $246        $428         $954
-------------------------------------------------------------------------

PBHG TECHNOLOGY & COMMUNICATIONS FUND

[GRAPHIC OMITTED] GOAL

The Fund seeks to provide investors with long-term growth of capital. Current income is incidental to the Fund's goal.

[GRAPHIC OMITTED] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund, a non-diversified fund, will invest at least 80% of its assets in common stocks of companies doing business in the technology and communications sectors of the market. In addition, the Fund is concentrated, which means it will invest 25% or more of its total assets in the groups of industries within these sectors. These industries may include computer software and hardware, network and cable broadcasting, semiconductors, defense, data storage and retrieval, and biotechnology.

The Fund invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge developments. The Fund's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances.

Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth and business momentum in managing this Fund. The Fund may sell a security for a variety of reasons, such as a deterioration in fundamentals or to invest in a company with more attractive growth prospects.

[GRAPHIC OMITTED] MAIN INVESTMENT RISKS

The Fund is non-diversified, which means it invests a higher percentage of its assets in a limited number of stocks than a diversified fund. As a result, the price change of a single security has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.

The Fund is concentrated, which means, compared to a non-concentrated fund, it invests a higher percentage of its assets in the groups of industries within the technology and communications sectors of the market. As a result, the economic, political and regulatory developments in a particular industry have a greater impact on the Fund's net asset value and will cause its shares to fluctuate more than if the Fund did not concentrate its investments.

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

Securities of technology and communications companies are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technology and communications issues.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 47.

[ART OMITTED] PERFORMANCE INFORMATION

The Advisor Class shares of the Fund were not offered prior to December 29, 2000. Therefore, the performance information presented below is for the PBHG Class shares which are offered through a separate prospectus. The Fund's Advisor Class shares and PBHG Class shares would have substantially similar annual returns because both Classes are invested in the same portfolio of securities. The annual returns of the Advisor Class shares and the PBHG Class shares would differ only to the extent that they do not have the same expenses.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Pacific Stock Exchange Technology Index(R) and Soundview Technology Index. The Pacific Stock Exchange Technology Index(R), the Fund's current benchmark index, is a price-weighted index of the top 100 U.S. technology stocks. The Soundview Technology Index, the Fund's former benchmark index, is an unmanaged index that measures the performance of 100 major technology stocks, as chosen by Soundview Financial Group. The Fund has changed its benchmark index because the Pacific Stock Exchange Technology Index(R) more closely reflects the universe of securities in which the Fund invests. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

------------------------------
CALENDAR YEAR TOTAL RETURNS

[BAR CHART OMITTED]
PLOT POINTS FOLLOWS:

2000   -43.69%
1999   243.89%
1998   26.00%
1997   3.32%
1996   54.42%

The Fund's year-to-date return as of 6/30/01 was -37.21%.

------------------------------------------------
 BEST QUARTER:       Q4 1999        111.54%
 WORST QUARTER:      Q4 2000        -50.95%

--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/00

                                                                 Since Inception
                                      Past 1 Year   Past 5 Years    (9/29/95)
--------------------------------------------------------------------------------
 Technology & Communications Fund       -43.69%        31.24%         33.30%
 Soundview Technology Index*            -27.35%        27.83%         27.60%
 Pacific Stock Exchange Technology
  Index(R)*                             -16.12%        32.56%         30.59%

* The since inception returns for the Soundview Technology Index and the Pacific Stock Exchange Technology Index(R) were calculated as of September 30, 1995.

Prior to November 2, 1999, the Fund was diversified and did not concentrate its investments. Therefore, the Fund's performance prior to November 2, 1999 may not be indicative of how it will perform in the future.


[ART OMITTED] FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets.

--------------------------------------------------------------------------------
 FEES AND EXPENSES TABLE

 SHAREHOLDER FEES                                 None
--------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES
 Management Fees                                 0.85%
 Distribution and/or Service (12b-1) Fees        0.25%
 Other Expenses                                  0.40%
--------------------------------------------------------------------------------
 Total Annual Operating Expenses                 1.50%
--------------------------------------------------------------------------------

Since the Fund did not offer Advisor Class shares prior to December 29, 2000, "Other Expenses" are based on those of the PBHG Class shares for the Fund's last fiscal year ended March 31, 2001.

[ART OMITTED] EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

------------------------------------------------------------------------
YOUR COST OVER
------------------------------------------------------------------------
                        1 Year     3 Years     5 Years    10 Years
------------------------------------------------------------------------
                        $153       $474        $818       $1,791
------------------------------------------------------------------------

PBHG STRATEGIC SMALL COMPANY FUND

[GRAPHIC OMITTED] GOAL

The Fund seeks to provide investors with growth of capital.

[GRAPHIC OMITTED] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in growth and value securities, such as common stocks, of small sized companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 2000(R) Index at the time of the Fund's investment. As of May 31, 2001, the Russell 2000(R) Index had market capitalizations between $146.8 million and $1.4 billion. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. The value securities in the Fund are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios. Pilgrim Baxter and Value Investors strategically adjust the mix of growth and value securities in the Fund, depending upon economic and market conditions. As a result, at times the Fund may be more heavily invested in growth securities and at other times the Fund may be more heavily invested in value securities. Pilgrim Baxter and Value Investors expects to focus primarily on those securities whose market capitalizations or annual revenues are $750 million or less at the time of purchase. The size of companies in the Russell 2000(R) Index and those which Pilgrim Baxter and Value Investors intend to focus the Fund's investments will change with market conditions and the composition of the index. Pilgrim Baxter and Value Investors use their own fundamental research, computer models and proprietary measures of growth and value in managing this Fund.

[GRAPHIC OMITTED] MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, a company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund emphasizes growth and value securities of smaller sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index. In addition, the growth and value securities in the Fund may never reach what Pilgrim Baxter and Value Investors believe are their full potential worth and may go down in price.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 47.

[ART OMITTED] PERFORMANCE INFORMATION

The Advisor Class shares of the Fund are not currently offered. Therefore, the performance information presented below is for the PBHG Class shares which are offered through a separate prospectus. The Fund's Advisor Class shares and PBHG Class shares would have substantially similar annual returns because both Classes are invested in the same portfolio of securities. The annual returns of the Advisor Class shares and the PBHG Class shares would differ only to the extent that they do not have the same expenses.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Russell 2000(R) Index, a widely recognized, unmanaged index that tracks the performance of 2000 small cap stocks. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

------------------------------
CALENDAR YEAR TOTAL RETURNS

[BAR CHART OMITTED]
PLOT POINTS FOLLOWS:

2000   11.89%
1999   51.79%
1998   2.13%
1997   25.67%

The Fund's year-to-date return as of 6/30/01 was -6.30%.

-----------------------------------------------
 BEST QUARTER:          Q4 1999        36.16%
 WORST QUARTER:         Q3 1998       -23.48%

--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/00

                                                          Since Inception
                                       Past 1 Year           (12/31/96)
--------------------------------------------------------------------------------
Strategic Small Company Fund              11.89%               21.49%
Russell 2000(R)Index                      -3.02%                8.82%

[ART OMITTED] FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets.

--------------------------------------------------------------------------------
 FEES AND EXPENSES TABLE

 SHAREHOLDER FEES                                None
--------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES
 Management Fees                                1.00%
 Distribution and/or Service (12b-1) Fees       0.25%
 Other Expenses                                 0.50%
--------------------------------------------------------------------------------
 Total Annual Operating Expenses                1.75%*
--------------------------------------------------------------------------------

Since the Fund does not currently offer Advisor Class shares, "Other Expenses" are based on those of the PBHG Class shares for the Fund's last fiscal year ended March 31, 2001.

* This is the actual total fund operating expense you should expect to pay as an investor in this Fund for the fiscal year ending March 31, 2002. That's because for the fiscal year ending March 31, 2002, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual fund operating expenses (exclusive of 12b-1 fees and certain other expenses such as brokerage commissions and extraordinary expenses) do not exceed 1.50%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, Old Mutual plc and Pilgrim Baxter have agreed to maintain this expense limitation agreement until September 25, 2002. You should know that in any fiscal year in which the Fund's assets are greater than $75 million and its total annual fund operating expenses (excluding 12b-1 fees and certain other expenses such as brokerage commissions and extraordinary expenses) are less than 1.50%, the Fund's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Fund's behalf during the previous two fiscal years. In the fiscal year ended March 31, 2001, the Board elected to reimburse $31,094 in waived fees, which are included in the calculation of "Other Expenses" above. At the time of the election the Portfolio had total assets in excess of $92 million.

[ART OMITTED] EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

----------------------------------------------------------------------
YOUR COST OVER
----------------------------------------------------------------------
                      1 Year     3 Years    5 Years     10 Years
----------------------------------------------------------------------
                      $178       $551       $949        $2,062
----------------------------------------------------------------------

PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND

[GRAPHIC OMITTED] GOAL

The Fund seeks to provide investors with long-term growth of capital.

[GRAPHIC OMITTED] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund, a non-diversified fund, will invest at least 80% of its assets in common stocks of U.S. and non-U.S. companies and American Depositary Receipts ("ADRs") of non-U.S. companies doing business in the technology and communications sectors of the market. In addition, the Fund is concentrated, which means it will invest 25% or more of its total assets in the groups of industries within these sectors. These industries may include computer software and hardware, network and cable broadcasting, semiconductors, defense, data storage and retrieval, and biotechnology.

The Fund invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge developments. These companies will be in at least three different countries, one of which may include the U.S. Some of these countries may be considered emerging or developing by the international finance community. The Fund's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances.

Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth and business momentum in managing this Fund. The Fund may sell a security for a variety of reasons, such as a deterioration in fundamentals or to invest in a company with more attractive growth prospects.

[GRAPHIC OMITTED] MAIN INVESTMENT RISKS

The Fund is non-diversified, which means it invests a higher percentage of its assets in a limited number of stocks than a diversified fund. As a result, the price change of a single security has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.

The Fund is concentrated, which means, compared to a non-concentrated fund, it invests a higher percentage of its assets in the groups of industries within the technology and communications sectors of the market. As a result, the economic, political and regulatory developments in a particular industry, positive or negative, have a greater impact on the Fund's net asset value and will cause its shares to fluctuate more than if the Fund did not concentrate its investments.

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for foreign equity securities and companies with smaller market capitalizations. Investments in foreign equity securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Companies with smaller market capitalizations tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

Securities of technology and communications companies are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technology and communications issues.

Investments in emerging or developing countries may be subject to extreme volatility because, in general, these countries' economies are more underdeveloped, their political structures are less stable and their financial markets are less liquid than more developed nations.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED] For more information on the Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 47.

[ART OMITTED] PERFORMANCE INFORMATION

Performance information for the Fund will be presented once the Fund has completed investment operations for a full calendar year.

[ART OMITTED] FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets.

--------------------------------------------------------------------------------
 FEES AND EXPENSES TABLE

 SHAREHOLDER FEES                                       None
--------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES
 Management Fees                                       1.50%
 Distribution and/or Service (12b-1) Fees              0.25%
 Other Expenses                                        0.65%
--------------------------------------------------------------------------------
 Total Annual Operating Expenses                       2.40%*
--------------------------------------------------------------------------------

Since the Fund does not currently offer Advisor Class shares, "Other Expenses" are based on those of the PBHG Class shares for the Fund's last fiscal year ended March 31, 2001.

* These are the expenses you should expect to pay as an investor in this Fund for the fiscal year ending March 31, 2002. However, you should know that for the fiscal year ending March 31, 2002, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual fund operating expenses (exclusive of 12b-1 fees and certain other expenses such as brokerage commissions and extraordinary expenses) do not exceed 2.15%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, Old Mutual plc and Pilgrim Baxter have agreed to maintain this expense limitation agreement until September 25, 2002. You should also know that in any fiscal year in which the Fund's assets are greater than $75 million and its total annual fund operating expenses (excluding 12b-1 fees and certain other expenses such as brokerage commissions and extraordinary expenses) are less than 2.15%, the Fund's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Fund's behalf during the previous two fiscal years.

[ART OMITTED] EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

------------------------------------------------------------------------
YOUR COST OVER
------------------------------------------------------------------------
                      1 Year     3 Years     5 Years      10 Years
------------------------------------------------------------------------
                      $243       $748        $1,280       $2,736
------------------------------------------------------------------------

MORE ABOUT THE FUNDS

The following discussion and table describes the main investment strategies discussed in the Fund Summary section of this Prospectus in greater detail. From time to time, each Fund employs other investment practices, which are also described in the table and in the Statement of Additional Information. The back cover of this Prospectus explains how you can get a copy of the Statement of Additional Information.

OUR INVESTMENT STRATEGIES

GROWTH, EMERGING GROWTH, LARGE CAP GROWTH, SELECT EQUITY, CORE GROWTH, LARGE CAP 20, TECHNOLOGY & COMMUNICATIONS, GLOBAL TECHNOLOGY & COMMUNICATIONS AND STRATEGIC SMALL COMPANY FUNDS

Pilgrim Baxter believes that discipline and consistency are important to long-term investment success. This belief is reflected in its investment process. Pilgrim Baxter uses a quantitative and fundamental investment process that is extremely focused on business momentum, as demonstrated by such things as earnings or revenue and sales growth.

Pilgrim Baxter begins its investment process by creating a universe of rapidly growing companies that possess certain growth characteristics. That universe is continually updated. Pilgrim Baxter then ranks each company in its universe using proprietary software and research models that incorporate attributes of successful growth like positive earnings surprises, upward earnings estimate revisions, and accelerating sales and earnings growth. Finally, using its own fundamental research and a bottom-up approach to investing, Pilgrim Baxter evaluates each company's business momentum, earnings quality and whether the company can sustain its current growth trend. Pilgrim Baxter believes that through this highly disciplined investment process, it is able to construct a portfolio of investments with strong growth characteristics.

Pilgrim Baxter's decision to sell a security depends on many factors. Generally speaking, however, Pilgrim Baxter considers selling a security when its anticipated appreciation is no longer probable, alternative investments offer more superior appreciation prospects, the risk of a decline in its market price is too great or a deterioration in business fundamentals occurs or is expected to occur.

LARGE CAP VALUE, MID-CAP VALUE, SMALL CAP VALUE, FOCUSED VALUE AND STRATEGIC SMALL COMPANY FUNDS

Value Investors' investment process, like that of Pilgrim Baxter, is both quantitative and fundamental. In seeking to identify attractive investment opportunities for the Small Cap Value, Mid-Cap Value, Large Cap Value and Focused Value Funds and the value portion of the Strategic Small Company Fund, Value Investors first creates a universe of more than 8,000 companies whose current share price seems lower than their current or future worth. Then, using its own computer models and measures of value, Value Investors creates a sub-universe of statistically attractive value companies. Value Investors considers factors like a company's earnings power vs. its current stock price, its dividend income potential, its price-to-earnings ratio vs. similar companies, its competitive advantages, like brand or trade name or market niche, its management team and its current and future business prospects. Lastly, using its own fundamental research and a bottom-up approach to investing, Value Investors identifies those companies which are currently out of market favor but have the potential to achieve significant appreciation as the marketplace recognizes their fundamental value.

Value Investors' decision to sell a security depends on many factors. Generally speaking, however, Value Investors considers selling a security when it becomes overvalued relative to the market, shows deteriorating fundamentals or falls short of Value Investors' expectations.

CASH RESERVES FUND

In managing the PBHG Cash Reserves Fund, Wellington Management uses macro-economic and fundamental company analysis to seek securities with an acceptable maturity, that are marketable and liquid, offer competitive yields and are issued by issuers that are on a sound financial footing. Wellington Management also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The purchase of single rated or unrated securities by Pilgrim Baxter or Wellington Management is subject to the approval or ratification by the Fund's Board of Trustees.

ALL FUNDS

Each Fund may invest 100% of its total assets in cash or U.S. dollar-denominated high quality short-term debt instruments, such as U.S. Government securities, for temporary defensive purposes to maintain liquidity when economic or market conditions are unfavorable for profitable investing. These types of investments typically have a lower yield than other longer-term investments and lack the capital appreciation potential of securities, like common stocks. In addition, while these investments are generally designed to limit a Fund's losses, they can prevent a Fund from achieving its investment goal.

Each Fund is actively managed, which means the Fund's manager may frequently buy and sell securities. Frequent trading increases a Fund's turnover rate and may increase transaction costs, such as brokerage commissions. Increased transaction costs could detract from a Fund's performance. In addition, the sale of Fund securities may generate capital gains which, when distributed, may be taxable to you.

RISKS AND RETURNS

--------------------------------------------------------------------------------
SECURITIES

Shares representing ownership or the right to ownership in a corporation. Each Fund (except the Cash Reserves Fund) may invest in the following types of securities: common and preferred stocks, convertible securities, warrants and rights.

--------------------------------------------------------------------------------
POTENTIAL RISKS

Security prices fluctuate over time. Security prices may fall as a result of factors that relate to the company, such as management decisions or lower demand for the company's products or services.

Security prices may fall because of factors affecting companies in a number of industries, such as increased production costs.

Security prices may fall because of changes in the financial markets, such as interest rates or currency exchange rate changes.

--------------------------------------------------------------------------------
POTENTIAL RETURNS

Securities have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term.

--------------------------------------------------------------------------------
POLICIES TO BALANCE RISK AND RETURN

Pilgrim Baxter and Value Investors maintain a long-term investment approach and focus on securities they believe can appreciate over an extended time frame, regardless of interim fluctuations.

Under normal circumstances, each Fund (except the Cash Reserves Fund) intends to remain fully invested, with at least 65% (or, in some cases, 80%) of its total assets in securities.

Pilgrim Baxter and Value Investors focus their active management on securities selection, the area they believe their commitment to fundamental research can most enhance a Fund's performance.

--------------------------------------------------------------------------------
GROWTH SECURITIES

Securities that Pilgrim Baxter believes have or are expected to have strong sales and earnings growth and capital appreciation potential and will grow faster than the economy as a whole.

--------------------------------------------------------------------------------
POTENTIAL RISKS

See Securities.

Growth securities may be more sensitive to changes in business momentum and earnings than other securities because they typically trade at higher earnings multiples.

The growth securities in the Fund may never reach what Pilgrim Baxter believes are their full value and may even go down in price.

--------------------------------------------------------------------------------
POTENTIAL RETURNS

See Securities.

Growth securities may appreciate faster than non-growth securities.

--------------------------------------------------------------------------------
POLICIES TO BALANCE RISK AND RETURN

See Securities.

In managing a Fund, Pilgrim Baxter uses its own software and research models which incorporate important attributes of successful growth. A key attribute of successful growth is positive business momentum as demonstrated by earnings or revenue and sales growth, among other factors. Pilgrim Baxter's investment process is extremely focused on companies which exhibit positive business momentum.

Pilgrim Baxter considers selling a security when its anticipated appreciation is no longer probable, alternative investments offer superior appreciation prospects or the risk of a decline in its market price is too great or a deterioration in business fundamentals occurs or is expected to occur.

--------------------------------------------------------------------------------
VALUE SECURITIES

Securities that Value Investors believes are currently underpriced using certain financial measurements, such as their price-to-earnings ratio, earnings power, dividend income potential, and competitive advantages.

--------------------------------------------------------------------------------
POTENTIAL RISKS

See Securities.

Value companies may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor.

The value securities in the Fund may never reach what Value Investors believes are their full value and may even go down in price.

--------------------------------------------------------------------------------
POTENTIAL RETURNS

See Securities.

Value securities may produce significant capital appreciation as the market recognizes their full value.

--------------------------------------------------------------------------------
POLICIES TO BALANCE RISK AND RETURN

See Securities.

In managing a Fund, Value Investors uses its own research, computer models and measures of value.

Value Investors considers selling a security when it becomes overvalued relative to the market, shows deteriorating fundamentals or falls short of Value Investors' expectations.

--------------------------------------------------------------------------------
FOREIGN EQUITY SECURITIES

Securities of foreign issuers, including ADRs, European Depositary Receipts ("EDRs) and Global Depositary Receipts ("GDRs"). ADRs are certificates issued by a U.S. bank that represent a bank's holdings of a stated number of shares of a foreign corporation. An ADR is bought and sold in the same manner as U.S. securities and is priced in U.S. dollars. EDRs and GDRs are also receipts that represent a stated number of shares of a foreign corporation, only they are issued by a non-U.S. bank or a foreign branch of a U.S. bank. EDRs and GDRs are generally designed for use on foreign exchanges and are typically not priced in U.S. dollars. ADRs, EDRs and GDRs each carry most of the risks of investing directly in foreign equity securities.

--------------------------------------------------------------------------------
POTENTIAL RISKS

Foreign security prices may fall due to political instability, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards.

The adoption of the euro as the common currency of the European Economic and Monetary Union (the "EMU") presents some uncertainties and possible risks, such as changes in relative strength and value of major world currencies, adverse tax consequences, and increased price competition among and between EMU and non-EMU1` countries. These uncertainties and possible risks could adversely affect the Funds.

--------------------------------------------------------------------------------
FOREIGN EQUITY SECURITIES CONTINUED

POTENTIAL RETURNS

Favorable exchange rate movements could generate gains or reduce losses. Foreign investments, which represent a major portion of the world's securities, offer attractive potential performance and opportunities for diversification.

--------------------------------------------------------------------------------
POLICIES TO BALANCE RISK AND RETURN

In managing the Global Technology & Communications Fund, Pilgrim Baxter seeks to invest in companies with strong growth potential in those countries with the best investment opportunities.

Every other Fund limits the amount of total assets it invests in securities of foreign issuers not traded in the U.S. to 15%. ADRs are not included in these limits.

--------------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS

High quality, short-term U.S. and foreign debt instruments denominated in U.S. dollars, including bank obligations (such as CDs, time deposits, bankers' acceptances, and banknotes), commercial paper, corporate obligations (including asset backed securities), government obligations (such as U.S. Treasury, agency or foreign government securities), short-term obligations issued by state and local governments, and repurchase agreements.

--------------------------------------------------------------------------------
POTENTIAL RISKS

Money market instrument prices fluctuate over time.

Money market instrument prices may fall as a result of factors that relate to the issuer, such as a rating downgrade.

Money market instrument prices may fall because of changes in the financial markets, such as interest rate changes.

The money market instruments in the Cash Reserves Fund may never reach what Pilgrim Baxter and Wellington Management believe are their full income potential.

--------------------------------------------------------------------------------
POLICIES TO BALANCE RISK AND RETURN

The Cash Reserves Fund follows strict SEC rules about credit risk, maturity and diversification of its investments.

--------------------------------------------------------------------------------
POTENTIAL RETURNS

Money market instruments have greater short-term liquidity, capital preservation and income potential than longer-term investments such as stocks.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SMALL AND MEDIUM SIZED COMPANY SECURITIES

--------------------------------------------------------------------------------
POTENTIAL RISKS

Small and medium sized company securities involve greater risk and price volatility than larger, more established companies because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group.

--------------------------------------------------------------------------------
POTENTIAL RETURNS

Small and medium sized company securities may appreciate faster than those of larger, more established companies for many reasons. For example, small and medium sized companies tend to have younger product lines whose distribution and revenues are still maturing.

--------------------------------------------------------------------------------
POLICIES TO BALANCE RISK AND RETURN

See Securities/Growth Securities/Value Securities.

Pilgrim Baxter and Value Investors focus on small and medium sized companies with strong balance sheets that they expect to exceed consensus earnings expectations.

-------------------------------------------------------------------------------
TECHNOLOGY OR COMMUNICATIONS COMPANY SECURITIES

Securities of companies that rely extensively on technology or communications in their product development or operations or are expected to benefit from technological advances and improvements.

--------------------------------------------------------------------------------
POTENTIAL RISKS

Technology or communications company securities are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies, and, therefore, are generally more volatile than companies not dependent upon or associated with technology or communications issues.

--------------------------------------------------------------------------------
POTENTIAL RETURNS

Technology or communications company securities offer investors significant growth potential because they may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge, technology-related developments.

--------------------------------------------------------------------------------
POLICIES TO BALANCE RISK AND RETURN

Except for the Technology & Communications Fund and Global Technology & Communications Fund, each Fund seeks to strike a balance among the industries in which it invests so that no one industry dominates the Fund's investments.

Although the Technology & Communications Fund and Global Technology & Communications Fund will each invest 25% or more of their total assets in one or more of the industries within the technology and communications sectors, the Funds each seek to strike a balance among the industries in which they invest in an effort to lessen the impact of negative developments in the technology and communications sectors.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTC SECURITIES

Securities not listed and traded on an organized exchange, but bought and sold through a computer network.

--------------------------------------------------------------------------------
POTENTIAL RISKS

OTC securities are not traded as often as securities listed on an exchange. So, if a Fund were to sell an OTC security, it might have to offer the security at a discount or sell it in smaller share lots over an extended period of time.

--------------------------------------------------------------------------------
POTENTIAL RETURNS

Increases the number of potential investments for a Fund.

OTC securities may appreciate faster than exchange-traded securities because they are typically securities of younger, growing companies.

--------------------------------------------------------------------------------
POLICIES TO BALANCE RISK AND RETURN

Pilgrim Baxter and Value Investors use a highly disciplined investment process that seeks to, among other things, identify quality investments that will enhance a Fund's performance.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ILLIQUID SECURITIES

Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that the Fund has valued them.

--------------------------------------------------------------------------------
POTENTIAL RISKS

A Fund may have difficulty valuing these securities precisely.

A Fund may be unable to sell these securities at the time or price it desires.

--------------------------------------------------------------------------------
POTENTIAL RETURNS

Illiquid securities may offer more attractive yields or potential growth than comparable widely traded securities.

--------------------------------------------------------------------------------
POLICIES TO BALANCE RISK AND RETURN

The Cash Reserves Fund may not invest more than 10% of its net assets in illiquid securities.

Every other Fund may not invest more than 15% of its net assets in illiquid securities.

--------------------------------------------------------------------------------

THE INVESTMENT ADVISER & SUB-ADVISERS

[LOGO OMITTED] THE INVESTMENT ADVISER

Pilgrim Baxter & Associates, Ltd., 1400 Liberty Ridge Drive, Wayne, PA 19087, is the investment adviser for each Fund. Founded in 1982, Pilgrim Baxter managed approximately $15.3 billion in assets as of June 30, 2001 for pension and profit-sharing plans, charitable institutions, corporations, trusts, estates and other investment companies.

As investment adviser, Pilgrim Baxter makes investment decisions for the Growth, Emerging Growth, Large Cap Growth, Select Equity, Core Growth, Large Cap 20, Technology & Communications and Global Technology & Communications Funds, and for the growth portion of the Strategic Small Company Fund. Pilgrim Baxter oversees the investment decisions made by Value Investors as sub-adviser for the Large Cap Value, Mid-Cap Value, Small Cap Value and Focused Value Funds, and for the value portion of the Strategic Small Company Fund and Wellington Management as sub-adviser for the Cash Reserves Fund. The Funds' Board of Trustees supervises Pilgrim Baxter and the sub-advisers and establishes policies that Pilgrim Baxter and the sub-advisers must follow in their day-to-day investment management activities.

[LOGO OMITTED]
THE SUB-ADVISERS

Pilgrim Baxter Value Investors, Inc., 1400 Liberty Ridge Drive, Wayne, PA 19087, is a wholly owned subsidiary of Pilgrim Baxter. Founded in 1940, Value Investors managed approximately $3.2 billion as of June 30, 2001 for pension and profit-sharing plans, charitable institutions, trusts, estates and other investment companies.

Wellington Management Company, LLP, 75 State Street, Boston, MA is the sub-adviser for the Cash Reserves Fund. Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. As of June 30, 2001, Wellington Management held discretionary management authority with respect to more than $294 billion of assets.

For the fiscal year ended March 31, 2001, the management fee paid by each Fund was as follows:

--------------------------------------------------------------------------------
Growth Fund                0.85%     Mid-Cap Value Fund                   0.85%
--------------------------------------------------------------------------------
Emerging Growth Fund       0.85%     Small Cap Value Fund                 1.00%
--------------------------------------------------------------------------------
Large Cap Growth Fund      0.75%     Focused Value Fund                   0.85%
--------------------------------------------------------------------------------
Select Equity Fund         0.85%     Cash Reserves Fund                   0.30%
--------------------------------------------------------------------------------
Core Growth Fund           0.85%     Technology & Communications Fund     0.85%
--------------------------------------------------------------------------------
Large Cap 20 Fund          0.85%     Strategic Small Company Fund         1.00%
--------------------------------------------------------------------------------
Large Cap Value Fund       0.65%
--------------------------------------------------------------------------------

The Global Technology & Communications Fund did not begin investment operations until June 1, 2000. As investment adviser to this Fund, Pilgrim Baxter received a fee, calculated daily and payable monthly, at the annual rate of 1.50% of the Fund's average daily net assets.

Each sub-adviser is entitled to receive a fee from Pilgrim Baxter equal to a percentage of the daily net assets of each sub-advised Fund.

THE PORTFOLIO MANAGERS

--------------------------------------------------------------------------------

                             THE PORTFOLIO MANAGERS

--------------------------------------------------------------------------------
GROWTH FUND                   Gary L. Pilgrim, CFA, has managed the Growth Fund
                              since its inception in 1985. Mr. Pilgrim is the President of Pilgrim Baxter and has been a growth stock manager for over 31 years.

--------------------------------------------------------------------------------
CORE GROWTH FUND              Effective March 21, 2001, the PBHG Core Growth
                              Fund is managed by a team of investment
                              professionals led by Gary L. Pilgrim, CFA. A discussion of Mr. Pilgrim's work experience is discussed above.

--------------------------------------------------------------------------------
LARGE CAP GROWTH              Michael S. Sutton, CFA, has managed the Large Cap
FUND/LARGE CAP 20             Growth and Large Cap 20 Funds since November,
FUND/SELECT EQUITY            1999. He has managed the Select Equity Fund since
FUND                          April 24, 2000. Mr. Sutton is the Chief Investment
                              Officer of Pilgrim Baxter. He joined Pilgrim
                              Baxter in October, 1999 from Loomis, Sayles & Co., where he worked for seven years as a portfolio manager of several large cap growth portfolios.
                              Prior to that, Mr. Sutton was a large cap growth portfolio manager with Stein, Roe & Farnham.

--------------------------------------------------------------------------------
EMERGING GROWTH FUND          Erin A. Piner has managed the Emerging Growth Fund
                              since January, 2000. Ms. Piner joined Pilgrim
                              Baxter in 1995 as an equity analyst. Prior to joining Pilgrim Baxter, Ms. Piner worked for four years in the client service group of PaineWebber, Inc.

--------------------------------------------------------------------------------
SMALL CAP VALUE               Jerome J. Heppelmann, CFA, has managed the Small
FUND/MID-CAP VALUE            Cap Value, Mid-Cap Value, and Focused Value Funds
FUND/FOCUSED VALUE            since June, 1999. He joined Pilgrim Baxter in 1994
FUND                          as a Vice President of Marketing/ Client Service
                              and since 1997 has been a member of Value
                              Investors Equity team. Prior to joining Pilgrim
                              Baxter, Mr. Heppelmann worked in the Investment
                              Advisory Group for SEI Investments.

--------------------------------------------------------------------------------
LARGE CAP VALUE FUND          Raymond J. McCaffrey, CFA, has managed the Large
                              Cap Value Fund since June, 1999. He joined Value
                              Investors as a portfolio manager and analyst in 1997. Prior to joining Value Investors, Mr.
                              McCaffrey worked for two years as a portfolio manager and analyst at Pitcairn Trust Company. His
                              12 years of investment experience also include positions at Cypress Capital Management,
                              Independence Capital Management and Fidelity Bank

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STRATEGIC SMALL               James M. Smith, CFA, has co-managed this Fund
COMPANY FUND                  since its inception in 1996. He manages the growth
                              portion of this Fund. Mr. Smith joined Pilgrim
                              Baxter in 1993 as a portfolio manager and has over 21 years of equity portfolio management experience. Mr. Heppelmann manages the value portion of this Fund. His experience is discussed under the Small Cap Value, Mid-Cap Value and
                              Focused Value Funds. Mr. Heppelmann has co-managed this Fund since June, 1999.

--------------------------------------------------------------------------------
CASH RESERVES FUND            John C. Keogh has managed this Fund since its
                              inception in 1995. Mr. Keogh joined Wellington
                              Management in 1983 as an assistant portfolio manager and has served as a portfolio manager since 1990.

--------------------------------------------------------------------------------
TECHNOLOGY &                  Effective March 21, 2001, the Technology &
COMMUNICATIONS FUND           Communications Fund is managed by the Adviser's
                              technology team, led by Michael Ma, who currently manages the Global Technology & Communications
                              Fund. Mr. Ma joined the Adviser in October, 1999 as a senior technology analyst. Prior to joining the Adviser, Mr. Ma worked for two and one-half years as an equity research analyst in the Telecommunications Services Group of Deutsche Bank
                              Securities, Inc. Prior to that, Mr. Ma worked for four years at United States Trust Company of New
                              York, initially as a research assistant
                              concentrating on the technology sector and subsequently as a portfolio manager.

--------------------------------------------------------------------------------
GLOBAL TECHNOLOGY &           Michael K. Ma has managed the Fund since its
COMMUNICATIONS FUND           inception on May 31, 2000. A discussion of Mr.
                              Ma's work experience is discussed above.

--------------------------------------------------------------------------------

YOUR INVESTMENT

[LOGO OMITTED]
PRICING FUND SHARES

Cash Reserves Fund shares are priced at 2:00 p.m. Eastern Time on each day the New York Stock Exchange is open. Cash Reserves Fund shares are not priced on days that the New York Stock Exchange is closed. The Cash Reserves Fund prices its investments at amortized cost, which approximates market value.

Each other Fund prices its investments for which market quotations are readily available at market value. Short-term investments are priced at amortized cost, which approximates market value. All other investments are priced at fair value as determined in good faith by the Fund's Board of Trustees. If a Fund holds securities quoted in foreign currencies, it translates that price into U.S. dollars at current exchange rates. Because foreign markets may be open at different times than the New York Stock Exchange, the price of a Fund's shares may change on days when its shares are not available for purchase or sale.

NET ASSET VALUE (NAV)

The price of a Fund's shares is based on that Fund's net asset value (NAV). A Fund's NAV equals the value of its assets, less its liabilities, divided by the number of its outstanding shares. Except for the Cash Reserves Fund, Fund shares are priced every day at the close of trading on the New York Stock Exchange. Fund shares are not priced on days that the New York Stock Exchange is closed.

[LOGO OMITTED] BUYING SHARES

You may purchase shares of each Fund directly through the Fund's transfer agent. Except for the Cash Reserves Fund, the price per share you will pay to invest in a Fund is its net asset value per share (NAV) next calculated after the transfer agent or other authorized representative accepts your order. If you purchase shares of the Cash Reserves Fund by wire transfer in the form of Federal Funds, the price per share you will pay is that Fund's next calculated net asset value. If you purchase shares of the Cash Reserves Fund by check or other negotiable bank draft, the price per share you will pay is that Fund's net asset value as calculated on the next business day after receipt of the check or bank draft. Except for the Cash Reserves Fund, each Fund's NAV is calculated at the close of trading on the New York Stock Exchange, normally 4:00 p.m. Eastern Time, each day the exchange is open for business. Each Fund's assets are generally valued at their market price. However, if a market price is unavailable or if the assets have been affected by events occurring after the close of trading, the Fund's Board of Trustees may use another method that it believes reflects fair value. The Cash Reserves Fund uses the amortized cost method to value its securities and generally calculates its NAV at 2:00 p.m. Eastern Time each day the New York Stock Exchange is open.

You may also purchase shares of each Fund through certain broker-dealers or other financial institutions that are authorized to sell you shares of the Funds. Such financial institutions may charge you a fee for this service in addition to the Fund's NAV.

MINIMUM INVESTMENTS                                 INITIAL          ADDITIONAL

REGULAR ACCOUNTS
   Strategic Small Company Fund                     $ 5,000          no minimum
   Each Other Fund                                  $ 2,500          no minimum
   Uniform Gifts/Transfer to Minor Accounts         $ 500            no minimum
TRADITIONAL IRAS                                    $ 2,000          no minimum
ROTH IRAS                                           $ 2,000          no minimum
EDUCATION IRAS                                      $ 500            no minimum

SYSTEMATIC INVESTMENT PLANS(1) (SIP)                $ 500            $25

(1) PROVIDED A SIP IS ESTABLISHED, THE MINIMUM INITIAL INVESTMENT FOR EACH FUND IS $500 ALONG WITH A MONTHLY SYSTEMATIC INVESTMENT OF $25 OR MORE.

IRA CONCEPTS TO UNDERSTAND

Traditional IRA: an individual retirement account. Your contributions may or may not be deductible depending on your circumstances. Assets grow tax-deferred; withdrawals and distributions are taxable in the year made.

Spousal IRA: an IRA funded by a working spouse in the name of a nonworking spouse.

Roth IRA: an IRA with non-deductible contributions and tax-free growth of assets and distributions, provided certain conditions are met.

Education IRA: an IRA with non-deductible contributions, and tax-free growth of assets and distributions, if used to pay certain educational expenses.

FOR MORE COMPLETE IRA INFORMATION, CONSULT A PBHG SHAREHOLDER SERVICES REPRESENTATIVE OR A TAX ADVISER.

[LOGO OMITTED] SELLING SHARES

You may sell your shares at NAV any day the New York Stock Exchange is open for business. Sale orders received by the Fund's transfer agent or other authorized representatives by 4:00 p.m. Eastern Time (2:00 p.m. Eastern Time for the Cash Reserves Fund) will be priced at the Fund's next calculated NAV. The Fund generally sends payment for your shares the business day after your order is accepted. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to seven days. Also, if the Fund has not yet collected payment for the shares you are selling, it may delay paying out the proceeds on your sale until payment has been collected up to 15 days from the date of purchase. You may also sell shares of each Fund through certain broker-dealers or other financial institutions at which you maintain an account. Such financial institutions may charge you a fee for this service.

                            WRITTEN REDEMPTION ORDERS
--------------------------------------------------------------------------------
Some circumstances require written sell orders along with signature guarantees.

These include:

     o    Redemptions in excess of $50,000

     o    Requests to send proceeds to a different address or payee

     o Requests to send proceeds to an address that has been changed within the last 30 days

     o    Requests to wire proceeds to a different bank account

A SIGNATURE GUARANTEE helps to protect you against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee is authentic.

--------------------------------------------------------------------------------

LIMITATIONS ON SELLING SHARES BY PHONE

--------------------------------------------------------------------------------
Proceeds                     Minimum                    Maximum
 sent by

--------------------------------------------------------------------------------
Check                        no minimum                 $50,000 per day

--------------------------------------------------------------------------------
Wire*                        no minimum                 no maximum

--------------------------------------------------------------------------------
ACH                          no minimum                 no maximum

--------------------------------------------------------------------------------

Please note that the banking instructions to be used for wire and ACH redemptions must be established on your account in advance of placing your sell order.

* WIRE FEE IS $10 PER FEDERAL RESERVE WIRE

[LOGO OMITTED] GENERAL POLICIES

     o    Each Fund may reject or suspend acceptance of purchase orders.

     o Each Fund reserves the right to make redemptions in securities rather than in cash if the redemption amount exceeds $250,000 or 1% of the NAV of the Fund.

     o Payment for telephone purchases must be received by the Fund's transfer agent within seven days or you may be liable for any losses the Fund incurs as a result of the cancellation of your purchase order.

     o When placing a purchase, sale, or exchange order through an authorized representative, it is the representative's responsibility to promptly transmit your order to the Fund's transfer agent so that you may receive that same day's NAV.

     o SEI Trust Company, the custodian for PBHG Traditional, Roth and Education IRA accounts, currently charges a $10 annual custodial fee to Traditional and Roth IRA accounts and a $7 annual custodial fee to Education IRA accounts. This fee will be automatically deducted from your account if not received by the announced due date, usually in mid-August.

     o Because of the relatively high cost of maintaining smaller accounts, the Fund charges an annual fee of $12 if your account balance drops below the minimum investment amount because of redemptions. Minimum investment amounts are identified in the table on page 59. For non-retirement accounts, the Fund may, upon prior notice, close your account and send you the proceeds if your account balance remains below the minimum investment amount for over 60 days due to your redeeming or exchanging out of the Fund.

     o To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in the household holds shares of a Fund. Call PBHG at 1-800-433-0051 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, contact PBHG at 1-800-433-0051 or write to P.O. Box 219534, Kansas City, MO 64121.

EXCHANGES BETWEEN FUNDS

You may exchange some or all Advisor Class Shares of the Fund for Advisor Class Shares of any other PBHG Fund that has Advisor Class Shares. Advisor Class Shares of the Fund may not be exchanged for PBHG Class Shares. Simply mail, telephone or use the Fund's internet website to provide your exchange instructions to the transfer agent. There is currently no fee for exchanges; however, the Fund may change or terminate this privilege on 60 days notice. Please note that exchanges into the PBHG Cash Reserves Fund from another PBHG Fund may be made only four (4) times a year.

------------------------------------------------------------------------------------------------------
TO OPEN AN ACCOUNT                                     TO ADD TO AN ACCOUNT

------------------------------------------------------------------------------------------------------
IN WRITING                                             IN WRITING
Complete the application.
                                                       Fill out an investment slip:
Mail your completed application
and a check to:                                        Mail the slip and the check to:
 PBHG Funds                                            PBHG Funds
 P.O. Box 219534                                       P.O. Box 219534
 Kansas City, Missouri 64121-9534                      Kansas City, Missouri 64121-9534

------------------------------------------------------------------------------------------------------
BY TELEPHONE                                           WIRE Have your bank send your investment to:
Call us at 1-800-433-0051 to receive an account        o  United Missouri Bank of Kansas City, N.A.
application and receive an account number.             o  ABA # 10-10-00695
                                                       o  Account # 98705-23469
WIRE Have your bank send your investment to:           o  Fund name
o  United Missouri Bank of Kansas City, N.A.           o  Your name
o  ABA # 10-10-00695                                   o  Your Social Security or tax ID number
o  Account # 98705-23469                               o  Your account number
o  Fund name
o  Your name
o  Your Social Security or tax ID number
o  Your account number
Return the account application.

------------------------------------------------------------------------------------------------------
BY AUTOMATED CLEARING HOUSE (ACH)                      BY AUTOMATED CLEARING HOUSE (ACH)
Currently you may not open an account through ACH.
                                                       o  Complete the bank information section on
                                                          the account application.
                                                       o  Attach a voided check or deposit slip to
                                                          the account application.
                                                       o  The maximum purchase allowed through ACH
                                                          is $100,000 and this option must be
                                                          established on your account 15 days prior
                                                          to initiating a transaction.

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
TO SELL SHARES
------------------------------------------------------------------------------------------------------
BY MAIL                                                BY TELEPHONE
Write a letter of instruction that includes:           Sales orders may be placed by telephone
o  your name(s) and signature(s)                       provided this option was selected on your
o  your account number                                 account application. Please call 1-800-433-0051.
o  the Fund name
o  the dollar amount your wish to sell                 Note: telephone sales orders from IRA accounts
o  how and where to send the proceeds                  will only be accepted for amounts less than
                                                       $50,000 and when the IRA account owner is age
If required, obtain a signature guarantee              59 1/2 or older.
(see "Selling Shares")

Mail your request to:
 PBHG Funds
 P.O. Box 219534
 Kansas City, Missouri 64121-9534

------------------------------------------------------------------------------------------------------
SYSTEMATIC WITHDRAW PLAN                               ACH

Permits you to have payments of $50 or more            o  Complete the bank information section on the
mailed or automatically transferred from your             account application.
Fund accounts to your designated checking or
savings account                                        o  Attach a voided check or deposit slip to the
                                                          account application.
o  Complete the applicable section on the account
   application
                                                       Note: sale proceeds sent via ACH will not be
Note: must maintain a minimum account balance of       posted to your bank account until the second
$5,000 or more.                                        business day following the transaction.

------------------------------------------------------------------------------------------------------
CHECK WRITING                                          WIRE

Check Writing is offered to shareholders of the        Sale proceeds may be wired at your request. Be
Cash Reserves Fund. If you have an account             sure the Fund has your wire instructions on
balance of $5,000 or more, you may establish this      file.
option on your account. You may redeem shares by
writing checks on your account for $250 or more.       There is a $10 charge for each wire sent by the
To establish Check Writing on your account, call       Fund.
1-800-433-0051 and request a Signature Card.

------------------------------------------------------------------------------------------------------

[LOGO OMITTED] DISTRIBUTION AND TAXES

Except for Cash Reserves Fund, each Fund pays shareholders dividends from its net investment income and distributions from its net realized capital gains at least once a year, if available. Cash Reserves Fund pays shareholders dividends from its net investment income monthly. Dividends and distributions will be reinvested in your Fund account unless you instruct the Fund otherwise. There are no fees on reinvestments. Alternatively, you may elect to receive your dividends and distributions in cash in the form of a check, wire, or ACH.

Unless your investment is in an IRA or other tax-exempt account, your dividends and distributions will be taxable whether you receive them in cash or reinvest them. Dividends (including short-term capital gains distributions) are taxed at the ordinary income rate. Distributions of long-term capital gains are taxable at the long-term capital gains rate, regardless of how long you have been in the Fund. Long-term capital gains tax rates are described in the table below.

A sale or exchange of a Fund may also generate a tax liability unless your account is tax-exempt. There are two types of tax liabilities you may incur from a sale or exchange: (1) Short-term capital gains will apply if you sell or exchange a Fund up to 12 months after buying it; (2) Long-term capital gains will apply to Funds sold or exchanged after 12 months. The table below describes the tax rates for each.

                              TAXES ON TRANSACTIONS

The tax status of your distributions for each calendar year will be detailed in your annual tax statement from the Fund. Because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

-------------------------------------------------------------------------------------------------------
TAXABILITY OF DISTRIBUTIONS

-------------------------------------------------------------------------------------------------------
Type of Distribution               Tax rate for brackets 15% and       Tax rate for brackets higher
                                   lower                               than 15%

-------------------------------------------------------------------------------------------------------
Dividends                          Ordinary income rate                Ordinary income rate

-------------------------------------------------------------------------------------------------------
Short-term Capital Gains           Ordinary income rate                Ordinary income rate

-------------------------------------------------------------------------------------------------------
Long-term Capital Gains            10%                                 20%

-------------------------------------------------------------------------------------------------------

DISTRIBUTION ARRANGEMENTS

PBHG Funds(R) has Advisor Class Shares and PBHG Class Shares. PBHG Funds(R) does not currently offer any other classes of shares. The exchange privilege for PBHG Class and Advisor Class Shares is discussed in the section, Exchanges Between Funds. Aside from the differences attributable to their exchange privileges, both Classes have the same rights and privileges. In addition, both Classes bear the same fees and expenses except that Advisor Class Shares bear a service fee which is discussed in the following paragraph.

PBHG Funds(R), on behalf of each Fund, has adopted a Service Plan pursuant to which a Fund pays Rule 12b-1 shareholder servicing fees at an aggregate rate of up to 0.25% of the Fund's average net assets attributable to Advisor Class Shares. The service fee is paid to the Funds' distributor, PBHG Fund Distributors, for providing or arranging with and paying others to provide personal services to shareholders of Advisor Class Shares and/or for the maintenance of such shareholders' accounts. Because these fees are paid out of Advisor Class assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

[PBHG LOGO OMITTED] FINANCIAL HIGHLIGHTS

A Fund's financial highlights help you understand its recent financial performance. The total returns represent the rate that you would have earned or lost on an investment in the Fund, assuming you reinvested all Fund distributions. PricewaterhouseCoopers LLP has audited the information contained in these financial highlights. Its report and the Fund's financial statements are included in the Fund's Annual Report to Shareholders, which is available, free of charge, upon request.

FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD ENDED MARCH 31:


                                Net                     Realized and                                              Net
                              Asset             Net       Unrealized    Distributions    Distributions          Asset
                              Value      Investment         Gains or         from Net             from          Value
                          Beginning          Income         (Losses)       Investment          Capital            End        Total
                          of Period          (Loss)    on Securities           Income            Gains      of Period       Return
PBHG Growth Fund
PBHG Class
2001 1                       $58.73          ($0.20)       ($30.53)              --           ($6.26)          $21.74      (56.57)%
2000 1                        24.51           (0.33)         36.14               --            (1.59)           58.73      148.57%
1999 1                        28.23           (0.24)         (3.48)              --               --            24.51      (13.18)%
1998                          21.06           (0.26)          7.43               --               --            28.23       34.05%
1997                          25.30           (0.10)         (4.14)              --               --            21.06      (16.76)%
Advisor Class
2001 1                       $58.19          ($0.30)       ($30.17)              --           ($6.26)          $21.46      (56.65)%
2000 1                        24.35           (0.42)         35.85               --            (1.59)           58.19      147.98%
1999 1                        28.12           (0.30)         (3.47)              --               --            24.35      (13.41)%
1998                          21.03           (0.15)          7.24               --               --            28.12       33.71%
1997 2                        25.42           (0.06)         (4.33)              --               --            21.03      (17.27)%+
PBHG Emerging Growth Fund
PBHG Class
2001 1                       $40.00          ($0.10)       ($21.81)              --           ($2.13)          $15.96      (56.95)%
2000 1                        20.61           (0.21)         20.76               --            (1.16)           40.00      101.33%
1999 1                        25.83           (0.18)         (4.96)              --            (0.08)           20.61      (19.91)%
1998                          19.26           (0.24)          6.81               --               --            25.83       34.11%
1997                          23.07           (0.11)         (2.87)              --            (0.83)           19.26      (13.71)%
PBHG Large Cap Growth Fund
PBHG Class
2001 1                       $38.37          ($0.05)       ($13.48)              --           ($1.94)          $22.90      (36.55)%
2000 1                        24.57           (0.23)         21.32               --            (7.29)           38.37       98.60%
1999 1                        22.69           (0.16)          3.53               --            (1.49)           24.57       15.90%
1998                          14.26           (0.19)          8.82               --            (0.20)           22.69       60.80%
1997                          14.53           (0.05)         (0.21)              --            (0.01)           14.26       (1.77)%
Advisor Class
2001 1, 3                    $29.10          ($0.03)        ($6.18)              --               --           $22.89      (21.34)%+
PBHG Select Equity Fund
PBHG Class
2001 1                       $77.81          ($0.24)       ($48.55)              --           ($2.44)          $26.58      (64.23)%
2000 1                        25.93           (0.34)         58.71               --            (6.49)           77.81      240.82%
1999 1                        24.15           (0.21)          1.99               --               --            25.93        7.37%
1998                          15.91           (0.44)          8.68               --               --            24.15       51.79%
1997                          17.27           (0.13)         (1.03)              --            (0.20)           15.91       (6.94)%
PBHG Core Growth Fund
PBHG Class
2001 1                       $30.25          ($0.17)       ($16.62)              --           ($2.76)          $10.70      (59.85)%
2000 1                        14.06           (0.20)         16.39               --               --            30.25      115.15%
1999 1                        13.53           (0.14)          0.67               --               --            14.06        3.92%
1998                          10.34           (0.33)          3.52               --               --            13.53       30.85%
1997                          11.82           (0.09)         (1.39)              --               --            10.34      (12.52)%

                                                                                                      Ratio
                                                                    Ratio                            of Net
                                                                   of Net            Ratio       Investment
                                    Net                        Investment      of Expenses    Income (Loss)
                                 Assets            Ratio           Income       to Average       to Average
                                    End      of Expenses           (Loss)       Net Assets       Net Assets      Portfolio
                              of Period       to Average       to Average       (Excluding       (Excluding       Turnover
                                  (000)       Net Assets       Net Assets         Waivers)         Waivers)           Rate
PBHG Growth Fund
PBHG Class
2001 1                        $2,883,036          1.25%          (0.46)%          1.25%            (0.46)%        104.48%
2000 1                         6,465,234          1.23%          (0.90)%          1.23%            (0.90)%        107.73%
1999 1                         3,228,740          1.32%          (0.99)%          1.32%            (0.99)%         80.51%
1998                           5,338,380          1.26%          (0.74)%          1.26%            (0.74)%         94.21%
1997                           4,634,138          1.25%          (0.69)%          1.25%            (0.69)%         64.89%
Advisor Class
2001 1                           $69,469          1.50%          (0.71)%          1.50%            (0.71)%        104.48%
2000 1                           143,937          1.48%          (1.15)%          1.48%            (1.15)%        107.73%
1999 1                            66,235          1.57%          (1.24)%          1.57%            (1.24)%         80.51%
1998                              89,227          1.51%          (1.02)%          1.51%            (1.02)%         94.21%
1997 2                            12,991          1.53%*         (1.11)%*         1.53%*           (1.11)%*        64.89%
PBHG Emerging Growth Fund
PBHG Class
2001 1                          $538,294          1.26%          (0.33)%          1.26%            (0.33)%         89.91%
2000 1                         1,336,938          1.24%          (0.76)%          1.24%            (0.76)%        141.81%
1999 1                           736,008          1.34%          (0.80)%          1.34%            (0.80)%        101.53%
1998                           1,404,157          1.27%          (0.80)%          1.27%            (0.80)%         95.21%
1997                           1,195,620          1.28%          (0.36)%          1.28%            (0.36)%         47.75%
PBHG Large Cap Growth Fund
PBHG Class
2001 1                          $327,689          1.18%          (0.14)%          1.18%            (0.14)%        146.18%
2000 1                           256,965          1.17%          (0.79)%          1.17%            (0.79)%        184.36%
1999 1                           144,089          1.25%          (0.71)%          1.25%            (0.71)%         46.16%
1998                             145,662          1.22%          (0.79)%          1.22%            (0.79)%         46.56%
1997                             119,971          1.23%          (0.47)%          1.23%            (0.47)%         51.70%
Advisor Class
2001 1, 3                            $79          1.43%*         (0.42)%*         1.43%*           (0.42)%*       146.18%
PBHG Select Equity Fund
PBHG Class
2001 1                          $662,551          1.26%          (0.43)%          1.26%            (0.43)%        157.72%
2000 1                         1,691,298          1.18%          (0.68)%          1.18%            (0.68)%        200.56%
1999 1                           235,904          1.34%          (0.90)%          1.34%            (0.90)%         56.59%
1998                             336,076          1.35%          (1.15)%          1.35%            (1.15)%         72.16%
1997                             372,486          1.26%          (0.76)%          1.26%            (0.76)%         71.70%
PBHG Core Growth Fund
PBHG Class
2001 1                           $63,359          1.31%          (0.73)%          1.31%            (0.73)%        133.31%
2000 1                           166,099          1.33%          (1.02)%          1.33%            (1.02)%        312.32%
1999 1                            86,485          1.45%          (1.16)%          1.45%            (1.16)%        120.93%
1998                             165,510          1.35%          (1.07)%          1.35%            (1.07)%         72.78%
1997                             283,995          1.36%          (0.77)%          1.36%            (0.77)%         46.75%

                                Net                     Realized and                                             Net
                              Asset             Net       Unrealized    Distributions    Distributions         Asset
                              Value      Investment         Gains or         from Net             from         Value
                          Beginning          Income         (Losses)       Investment          Capital           End         Total
                          of Period          (Loss)    on Securities           Income            Gains     of Period        Return
PBHG Limited Fund
PBHG Class
2001 1                       $23.11          ($0.08)          ($8.17)             --            ($5.44)        $9.42       (42.99)%
2000 1                        11.95           (0.12)           15.20              --             (3.92)        23.11       137.27%
1999 1                        14.08           (0.10)           (1.45)             --             (0.58)        11.95       (11.01)%
1998                           9.05           (0.10)            5.53              --             (0.40)        14.08        60.78%
1997 4                        10.00            0.02            (0.93)         ($0.03)            (0.01)         9.05        (9.15)%+
PBHG Large Cap 20 Fund
PBHG Class
2001 1                       $44.34          ($0.12)         ($22.04)             --            ($4.37)       $17.81       (53.84)%
2000 1                        24.10           (0.25)           26.26              --             (5.77)        44.34       117.88%
1999 1                        15.98           (0.12)            8.46              --             (0.22)        24.10        52.52%
1998                           9.25           (0.07)            6.80              --                --         15.98        72.76%
1997 5                        10.00           (0.01)           (0.73)         ($0.01)               --          9.25        (7.40)%+
Advisor Class
2001 1, 3                    $25.20          ($0.02)          ($7.38)             --                --        $17.80       (29.37)%+
PBHG New Opportunities Fund
PBHG Class
2001 1                       $98.19          ($0.48)         ($43.78)             --           ($26.16)       $27.77       (54.38)%
2000 1                        16.47           (0.71)           85.60              --             (3.17)        98.19       529.94%
1999 6                        13.52           (0.01)            2.96              --                --         16.47        21.82%+
PBHG Large Cap Value Fund
PBHG Class
2001 1                       $11.97           $0.21            $2.21          ($0.08)           ($0.41)       $13.90        20.42%
2000                          13.85            0.12             1.78           (0.08)            (3.70)        11.97        14.25%
1999                          13.01            0.08             2.45           (0.10)            (1.59)        13.85        20.29%
1998                          10.11            0.02             3.84           (0.06)            (0.90)        13.01        39.47%
1997 7                        10.00            0.02             0.09              --                --         10.11         1.10%+
Advisor Class
2001 1, 3                    $13.88           $0.01           ($0.01)             --                --        $13.88         0.00%+
PBHG Mid-Cap Value Fund
PBHG Class
2001 1                       $13.82           $0.09            $1.20          ($0.03)           ($0.64)       $14.44         9.43%
2000 1                        15.09           (0.02)            5.03              --             (6.28)        13.82        42.21%
1999                          15.30              --             0.92              --             (1.13)        15.09         8.35%
1998 8                        10.00           (0.01)            6.00              --             (0.69)        15.30        61.06%+
PBHG Small Cap Value Fund
PBHG Class
2001 1                       $18.75          ($0.02)           $0.58              --            ($0.83)       $18.48         2.99%
2000 1                        11.38           (0.08)            7.45              --                --         18.75        64.76%
1999 1                        15.38           (0.09)           (3.06)             --             (0.85)        11.38       (20.93)%
1998 8                        10.00           (0.03)            6.15              --             (0.74)        15.38        62.27%+
Advisor Class
2001 1, 3                    $19.67          ($0.02)          ($1.18)             --                --        $18.47        (6.10)%+
PBHG Focused Value Fund
PBHG Class
2001 1                       $18.51           $0.07           ($0.74)             --            ($0.43)       $17.41        (3.59)%
2000 1                        10.46           (0.01)            8.93              --             (0.87)        18.51        89.17%
1999 6                        10.32              --             0.14              --                --         10.46         1.36%+

                                                                                                      Ratio
                                                                    Ratio                            of Net
                                                                   of Net            Ratio       Investment
                                    Net                        Investment      of Expenses    Income (Loss)
                                 Assets            Ratio           Income       to Average       to Average
                                    End      of Expenses           (Loss)       Net Assets       Net Assets       Portfolio
                              of Period       to Average       to Average       (Excluding       (Excluding        Turnover
                                  (000)       Net Assets       Net Assets         Waivers)         Waivers)           Rate
PBHG Limited Fund
PBHG Class
2001 1                          $77,505            1.33%          (0.48)%          1.33%           (0.48)%          85.07%
2000 1                          155,130            1.32%          (0.76)%          1.32%           (0.76)%         107.78%
1999 1                          108,011            1.40%          (0.81)%          1.40%           (0.81)%         111.07%
1998                            178,168            1.40%          (0.72)%          1.40%           (0.72)%          81.36%
1997 4                          137,520            1.42%*          0.33%*          1.42%*           0.33%*          75.46%+
PBHG Large Cap 20 Fund
PBHG Class
2001 1                         $501,921            1.23%          (0.34)%          1.23%           (0.34)%         142.46%
2000 1                        1,083,460            1.23%          (0.82)%          1.23%           (0.82)%         147.35%
1999 1                          603,077            1.27%          (0.64)%          1.27%           (0.64)%          76.41%
1998                            192,631            1.41%          (0.79)%          1.41%           (0.79)%          98.27%
1997 5                           69,819            1.50%*          0.17%*          1.50%*           0.17%*          43.98%+
Advisor Class
2001 1, 3                           $71            1.54%*         (0.40)%*         1.54%*          (0.40)%*        142.46%
PBHG New Opportunities Fund
PBHG Class
2001 1                          $65,357            1.34%          (0.76)%          1.34%           (0.76)%         267.34%
2000 1                          355,600            1.34%          (1.15)%          1.34%           (1.15)%         668.31%
1999 6                           16,742            1.50%*         (0.80)%*         1.59%*          (0.89)%*        109.43%+
PBHG Large Cap Value Fund
PBHG Class
2001 1                         $425,414            1.16%           0.91%           1.16%            0.91%         1184.89%
2000                             32,922            1.11%           0.71%           1.11%            0.71%         1018.03%
1999                             44,922            1.01%           0.59%           1.01%            0.59%          568.20%
1998                             76,476            1.17%           0.98%           1.17%            0.98%          403.59%
1997 7                           26,262            1.50%*          1.61%*          1.74%*           1.37%*           0.00%+
Advisor Class
2001 1, 3                          $100            1.40%*          0.39%*          1.40%*           0.39%*        1184.89%
PBHG Mid-Cap Value Fund
PBHG Class
2001 1                         $231,117            1.35%           0.40%           1.35%            0.40%          248.10%
2000 1                           60,690            1.44%          (0.15)%          1.44%           (0.15)%         742.57%
1999                             56,981            1.33%           0.01%           1.33%            0.01%          732.73%
1998 8                           54,173            1.47%*         (0.17)%*         1.47%*          (0.17)%*        399.96%+
PBHG Small Cap Value Fund
PBHG Class
2001 1                         $251,994            1.49%          (0.09)%          1.49%           (0.09)%         177.69%
2000 1                           92,634            1.50%          (0.56)%          1.58%           (0.64)%         352.85%
1999 1                           69,787            1.48%          (0.71)%          1.48%           (0.71)%         273.87%
1998 8                          125,834            1.49%*         (0.52)%*         1.49%*          (0.52)%*        263.04%+
Advisor Class
2001 1, 3                           $94            1.73%*         (0.34)%*         1.73%*          (0.34)%*        177.69%
PBHG Focused Value Fund
PBHG Class
2001 1                          $58,724            1.34%           0.37%           1.34%            0.37%          404.36%
2000 1                           22,556            1.50%          (0.10)%          1.55%           (0.15)%         853.36%
1999 6                            3,658            1.50%*          0.09%*          2.67%*          (1.08)%*        173.09%+

                                Net                    Realized and
                              Asset            Net       Unrealized    Distributions    Distributions         Asset
                              Value     Investment         Gains or         from Net             from         Value
                          Beginning         Income         (Losses)       Investment          Capital           End        Total
                          of Period         (Loss)    on Securities           Income            Gains     of Period       Return
PBHG Cash Reserves Fund
PBHG Class
2001                          $1.00          $0.06              --           ($0.06)              --         $1.00         5.98%
2000                           1.00           0.05              --            (0.05)              --          1.00         4.81%
1999                           1.00           0.05              --            (0.05)              --          1.00         4.84%
1998                           1.00           0.05              --            (0.05)              --          1.00         5.13%
1997                           1.00           0.05              --            (0.05)              --          1.00         4.89%
PBHG Technology & Communications Fund
PBHG Class
2001 1                       $85.02         ($0.46)        ($59.61)              --           ($5.25)       $19.70       (74.20)%
2000 1                        27.59          (0.54)          62.84               --            (4.87)        85.02       233.99%
1999 1                        19.27          (0.19)           8.80               --            (0.29)        27.59        45.33%
1998                          14.63          (0.23)           5.72               --            (0.85)        19.27        38.29%
1997                          12.48          (0.05)           2.55               --            (0.35)        14.63        19.59%
Advisor Class
2001 1,3                     $34.43         ($0.04)        ($14.69)              --               --        $19.70       (42.78)%+
PBHG Strategic Small Company Fund
PBHG Class
2001 1                       $19.34         ($0.11)         ($4.55)              --           ($2.60)       $12.08       (27.04)%
2000 1                        10.54          (0.13)          10.18               --            (1.25)        19.34        99.74%
1999 1                        12.89          (0.11)          (1.78)              --            (0.46)        10.54       (14.52)%
1998                           8.86          (0.11)           5.01               --            (0.87)        12.89        56.54%
1997 7                        10.00             --           (1.14)              --               --          8.86       (11.40)%+
PBHG Global Technology & Communications Fund
PBHG Class
2000 1,9                     $10.00         ($0.12)         ($4.93)              --               --         $4.95       (50.50)%+

                                                                                                     Ratio
                                                                   Ratio                            of Net
                                                                  of Net            Ratio       Investment
                                   Net              Net       Investment      of Expenses    Income (Loss)
                                Assets            Ratio           Income       to Average       to Average
                                   End      of Expenses           (Loss)       Net Assets       Net Assets        Portfolio
                             of Period       to Average       to Average       (Excluding       (Excluding         Turnover
                                 (000)       Net Assets       Net Assets          Waivers)        Waivers)             Rate
PBHG Cash Reserves Fund
PBHG Class
2001                          $525,463            0.52%            5.78%            0.52%            5.78%             n/a
2000                           579,458            0.69%            4.78%            0.69%            4.78%             n/a
1999                           144,239            0.70%            4.72%            0.70%            4.72%             n/a
1998                           117,574            0.68%            5.00%            0.68%            5.00%             n/a
1997                           341,576            0.68%            4.79%            0.68%            4.79%             n/a
PBHG Technology & Communications Fund
PBHG Class
2001 1                        $920,965            1.25%           (0.81)%           1.25%           (0.81)%        291.41%
2000 1                       3,843,946            1.19%           (0.96)%           1.19%           (0.96)%        362.38%
1999 1                         536,405            1.34%           (0.96)%           1.34%           (0.96)%        276.07%
1998                           495,697            1.30%           (0.91)%           1.30%           (0.91)%        259.89%
1997                           493,156            1.33%           (0.59)%           1.33%           (0.59)%        289.91%
Advisor Class
2001 1,3                          $172            1.50%*          (0.58)%*          1.50%*          (0.58)%*       291.41%
PBHG Strategic Small Company Fund
PBHG Class
2001 1                         $76,331            1.50%           (0.63)%           1.50%           (0.63)%        143.04%
2000 1                          75,225            1.50%           (0.93)%           1.55%           (0.98)%        240.55%
1999 1                          48,029            1.50%           (0.97)%           1.54%           (1.01)%        140.89%
1998                           111,983            1.45%           (0.92)%           1.45%           (0.92)%        215.46%
1997 7                          61,382            1.50%*           0.18%*           1.50%*           0.18%*         88.88%+
PBHG Global Technology & Communications Fund
PBHG Class
2000 1,9                       $49,909            2.15%*          (1.57)%*          2.15%*          (1.57)%*       314.47%+

     *    Annualized

     +    Total returns and portfolio turnover have not been annualized.

     1 Per share calculations were performed using average shares for the period.

     2    The PBHG Growth Fund Advisor Class commenced operations on August 16,
          1996.

     3 The PBHG Large Cap Growth Fund Advisor Class, PBHG Large Cap 20 Fund Advisor Class, PBHG Large Cap Value Fund Advisor Class, PBHG Small Cap Value Fund Advisor Class, and PBHG Technology & Communications Fund Advisor Class commenced operations on December 29, 2000.

     4    The PBHG Limited Fund commenced operations on June 28, 1996.

     5    The PBHG Large Cap 20 Fund commenced operations on November 29, 1996.

     6 The PBHG New Opportunities Fund and the PBHG Focused Value Fund commenced operations on February 12, 1999.

     7 The PBHG Large Cap Value Fund and the PBHG Strategic Small Company Fund commenced operations on December 31, 1996.

     8 The PBHG Mid-Cap Value and the PBHG Small Cap Value Funds commenced operations April 30, 1997.

     9 The PBHG Global Technology & Communications Fund commenced operations on May 31, 2000.

Amounts designated as "--" are either $0 or have been rounded to $0.

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







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

For More Information

PBHG FUNDS

For investors who want more information about the Funds, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Provides more information about the Funds and is incorporated into this Prospectus by reference.

ANNUAL/SEMI-ANNUAL REPORTS

Provides financial and performance information about the Funds and their investments and a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the last fiscal year or half-year.

TO OBTAIN INFORMATION AND FOR SHAREHOLDER INQUIRES

By telephone
Call 1-800-433-0051

By mail
PBHG Funds
P.O. Box 219534
Kansas City, MO 64121-9534

Via the Internet
www.pbhgfunds.com

Text-only versions and other information about PBHG Funds are available on the EDGAR database on the SEC's Internet site at HTTP://WWW.SEC.GOV, or by visiting the SEC's Public Reference Room in Washington, D.C. (1-202-942-8090). Copies of this information may be obtained, for a duplicating fee, by sending your written request to the SEC's Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at PUBLICINFO@SEC.GOV.

INVESTMENT ADVISER

Pilgrim Baxter & Associates, Ltd.

DISTRIBUTOR

PBHG Fund Distributors

SEC FILE NUMBER 811-04391


PBHGADVPROSPECTUS--7/16/01